Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.3%
	SECURITIZED – 39.8%
$400	BANK 2021-BNK33	2.021%	5/15/64	Aaa	$397,150
150	Benchmark 2021-B27 Mortgage Trust	2.703%	7/15/54	A-	147,384
200	Benchmark 2021-B29 Mortgage Trust	2.024%	9/15/54	AAA	203,523
250	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	Aa1	264,181
538	Fannie Mae Pool AL9125	4.000%	10/01/43	N/R	591,947
247	Fannie Mae Pool AS6302	3.500%	12/01/45	N/R	265,491
369	Fannie Mae Pool AX4887	4.000%	12/01/44	N/R	405,667
459	Fannie Mae Pool FM7558	3.500%	9/01/50	N/R	484,671
34	Fannie Mae Pool MA1489	3.000%	7/01/43	Aaa	36,034
285	Fannie Mae Pool MA2929	3.500%	3/01/47	Aaa	303,143
2,855	Fannie Mae Pool MA3120	3.500%	9/01/47	Aaa	3,035,133
102	Fannie Mae Pool MA3211	4.000%	12/01/47	Aaa	109,643
183	Fannie Mae Pool MA3239	4.000%	1/01/48	Aaa	197,854
247	Fannie Mae Pool MA3276	3.500%	2/01/48	Aaa	262,842
62	Fannie Mae Pool MA3277	4.000%	2/01/48	N/R	66,568
126	Fannie Mae Pool MA3305	3.500%	3/01/48	N/R	133,939
41	Fannie Mae Pool MA3306	4.000%	3/01/48	N/R	44,322
4,583	Fannie Mae Pool MA3332	3.500%	4/01/48	Aaa	4,863,128
78	Fannie Mae Pool MA3383	3.500%	6/01/48	Aaa	82,516
593	Fannie Mae Pool MA3416	4.500%	7/01/48	Aaa	639,820
76	Fannie Mae Pool MA3467	4.000%	9/01/48	Aaa	80,833
82	Fannie Mae Pool MA3663	3.500%	5/01/49	Aaa	86,807
113	Fannie Mae Pool MA3744	3.000%	8/01/49	N/R	118,268
128	Fannie Mae Pool MA3774	3.000%	9/01/49	Aaa	133,902
174	Fannie Mae Pool MA3905	3.000%	1/01/50	N/R	181,522
1,401	Fannie Mae Pool MA4209	1.500%	12/01/50	N/R	1,358,063
1,196	Fannie Mae Pool MA4256	2.500%	2/01/51	N/R	1,228,717
676	Fannie Mae Pool MA4304	1.500%	4/01/51	N/R	655,340
1,692	Fannie Mae Pool MA4307	3.000%	4/01/51	N/R	1,770,707
4,095	Fannie Mae Pool MA4355	2.000%	6/01/51	N/R	4,097,547
1,593	Fannie Mae Pool MA4356	2.500%	6/01/51	N/R	1,639,517
8,649	Fannie Mae Pool MA4380	3.000%	7/01/51	N/R	9,029,245
9,851	Fannie Mae Pool MA4398	2.000%	8/01/51	N/R	9,856,390
6,865	Fannie Mae Pool MA4399	2.500%	8/01/51	N/R	7,055,388
496	Fannie Mae Pool MA4412	1.500%	9/01/51	N/R	480,976

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$15,065	Fannie Mae Pool MA4413	2.000%	9/01/51	N/R	$15,073,964
11,656	Fannie Mae Pool MA4414	2.500%	9/01/51	N/R	11,980,000
5,849	Fannie Mae Pool MA4415	3.000%	9/01/51	N/R	6,107,719
500	Fannie Mae Pool MA4465	2.000%	11/01/51	N/R	500,284
500	Fannie Mae Pool MA4465, (WI/DD)	2.000%	11/01/51	N/R	500,284
1,500	Fannie Mae Pool MA4466, (DD1)	2.500%	11/01/51	N/R	1,541,642
500	Fannie Mae Pool MA4467, (WI/DD)	3.000%	11/01/51	N/R	523,577
240	Freddie Mac Gold Pool G08797	4.000%	1/01/48	N/R	258,423
107	Freddie Mac Gold Pool G08800	3.500%	2/01/48	N/R	113,198
350	Freddie Mac Multifamily Structured Pass Through Certificates	0.861%	6/25/27	Aaa	346,266
214	Freddie Mac Multifamily Structured Pass Through Certificates	1.760%	3/25/28	Aaa	217,904
199	Freddie Mac Multifamily Structured Pass Through Certificates	1.353%	11/25/30	Aaa	198,245
400	Freddie Mac Multifamily Structured Pass Through Certificates	1.724%	3/25/36	N/R	391,977
27	Ginnie Mae II Pool MA2149	4.000%	8/20/44	N/R	29,534
277	Ginnie Mae II Pool MA3310	3.500%	12/20/45	Aaa	294,479
84	Ginnie Mae II Pool MA3311	4.000%	12/20/45	Aaa	92,044
93	Ginnie Mae II Pool MA3874	3.500%	8/20/46	Aaa	98,826
61	Ginnie Mae II Pool MA3937	3.500%	9/20/46	Aaa	64,984
131	Ginnie Mae II Pool MA4900	3.500%	12/20/47	Aaa	138,610
102	Ginnie Mae II Pool MA4962	3.500%	1/20/48	Aaa	107,807
108	Ginnie Mae II Pool MA5875	3.500%	4/20/49	Aaa	112,745
181	Ginnie Mae II Pool MA6283	3.000%	11/20/49	N/R	188,154
188	Ginnie Mae II Pool MA6338	3.000%	12/20/49	N/R	194,926
186	Ginnie Mae II Pool MA6474	3.000%	2/20/50	N/R	192,707
875	Ginnie Mae II Pool MA6994	2.000%	11/20/50	N/R	886,968
1,941	Ginnie Mae II Pool MA7367	2.500%	5/20/51	N/R	1,996,395
480	Ginnie Mae II Pool MA7368	3.000%	5/20/51	N/R	498,366
343	Ginnie Mae II Pool MA7418	2.500%	6/20/51	N/R	352,790
194	Ginnie Mae II Pool MA7419	3.000%	6/20/51	N/R	201,880
3,418	Ginnie Mae II Pool MA7420	3.500%	6/20/51	N/R	3,582,239
12,039	Ginnie Mae II Pool MA7472	2.500%	7/20/51	N/R	12,383,673
9,820	Ginnie Mae II Pool MA7473	3.000%	7/20/51	N/R	10,205,988
3,453	Ginnie Mae II Pool MA7474	3.500%	7/20/51	N/R	3,624,438
297	Ginnie Mae II Pool MA7535	3.000%	8/20/51	N/R	309,135
2,492	Ginnie Mae II Pool MA7589	2.500%	9/20/51	N/R	2,562,414
2,984	Ginnie Mae II Pool MA7590	3.000%	9/20/51	N/R	3,111,551
600	Ginnie Mae II Pool MA7649, (WI/DD)	2.500%	10/20/51	N/R	617,432
1,000	Ginnie Mae II Pool MA7650	3.000%	10/20/51	N/R	1,044,102
11,815	Ginnie Mae II Pool MA7704, (WI/DD)	2.000%	11/20/51	N/R	11,978,608
230	GS Mortgage Securities Trust 2013-GC16	5.161%	11/10/46	Aa1	241,314
233	GS Mortgage Securities Trust 2016-GS4	3.178%	11/10/49	Aaa	244,536

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$250	Morgan Stanley Capital I Trust 2021-L5	1.518%	5/15/54	AAA	$248,147
250	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	Aa2	257,546
$140,121	Total Securitized (cost $144,864,857)				143,923,999

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 27.9%
$13	United States Treasury Note/Bond	1.750%	6/15/22	AAA	$13,133
8,250	United States Treasury Note/Bond	0.125%	4/30/23	AAA	8,220,352
840	United States Treasury Note/Bond	0.125%	5/31/23	AAA	836,719
16,199	United States Treasury Note/Bond	0.125%	6/30/23	AAA	16,128,762
2,000	United States Treasury Note/Bond	0.125%	7/31/23	AAA	1,989,531
3,000	United States Treasury Note/Bond	0.125%	8/31/23	AAA	2,982,773
1,700	United States Treasury Note/Bond	0.250%	9/30/23	AAA	1,693,094
1,183	United States Treasury Note/Bond	1.125%	2/28/25	AAA	1,192,935
634	United States Treasury Note/Bond	0.375%	4/30/25	AAA	622,013
2,208	United States Treasury Note/Bond	0.250%	9/30/25	AAA	2,142,967
2,695	United States Treasury Note/Bond	0.250%	10/31/25	AAA	2,610,887
425	United States Treasury Note/Bond	0.375%	1/31/26	AAA	412,167
425	United States Treasury Note/Bond	0.750%	3/31/26	AAA	418,094
9,200	United States Treasury Note/Bond	0.750%	4/30/26	AAA	9,044,391
2,565	United States Treasury Note/Bond	0.750%	5/31/26	AAA	2,519,812
25,799	United States Treasury Note/Bond	0.875%	6/30/26	AAA	25,460,388
976	United States Treasury Note/Bond	3.125%	11/15/28	AAA	1,085,381
483	United States Treasury Note/Bond	2.375%	5/15/29	AAA	513,886
557	United States Treasury Note/Bond	1.625%	8/15/29	AAA	563,397
2,432	United States Treasury Note/Bond	0.625%	5/15/30	AAA	2,259,575
1,383	United States Treasury Note/Bond	0.875%	11/15/30	AAA	1,306,665
9,610	United States Treasury Note/Bond	1.625%	5/15/31	AAA	9,677,570
994	United States Treasury Note/Bond	1.875%	2/15/41	AAA	976,760
1,050	United States Treasury Note/Bond	1.750%	8/15/41	AAA	1,010,789
5,794	United States Treasury Note/Bond	1.875%	2/15/51	AA+	5,699,847
420	United States Treasury Note/Bond	2.375%	5/15/51	AAA	461,606
1,000	United States Treasury Note/Bond	2.000%	8/15/51	AAA	1,014,219
$101,835	Total U.S. Treasury (cost $102,117,662)				100,857,713

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 25.0%
	Financials – 5.5%
$110	Aegon NV	5.500%	4/11/48	BBB	$127,737

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$110	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	BBB-	$122,389
22	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	BBB-	23,567
150	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	BBB-	152,090
400	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	Baa3	407,103
110	Aetna Inc	4.500%	5/15/42	BBB	131,598
20	Aetna Inc	4.750%	3/15/44	BBB	24,947
13	Air Lease Corp	3.875%	7/03/23	BBB	13,594
30	Air Lease Corp	3.625%	4/01/27	BBB	32,020
209	Air Lease Corp	3.250%	10/01/29	BBB	217,196
10	Air Lease Corp	3.000%	2/01/30	BBB	10,114
200	Alexandria Real Estate Equities Inc	1.875%	2/01/33	BBB+	187,595
100	Alleghany Corp	3.625%	5/15/30	BBB+	109,213
100	Ally Financial Inc	8.000%	11/01/31	BBB-	143,182
100	American Campus Communities Operating Partnership LP	2.250%	1/15/29	BBB	99,319
100	American Financial Group Inc/OH	3.500%	8/15/26	BBB+	107,767
241	American International Group Inc	4.200%	4/01/28	BBB+	272,525
100	American International Group Inc	3.400%	6/30/30	BBB+	108,302
250	American International Group Inc	4.375%	6/30/50	BBB+	311,561
153	Anthem Inc	2.875%	9/15/29	BBB+	160,480
298	Anthem Inc	3.125%	5/15/50	BBB+	306,450
132	Aon Corp	3.750%	5/02/29	BBB+	146,420
150	Aon Corp	2.800%	5/15/30	BBB+	155,444
100	Aon Corp / Aon Global Holdings PLC	2.900%	8/23/51	BBB+	98,145
2	Arch Capital Group US Inc	5.144%	11/01/43	BBB+	2,618
10	Ares Capital Corp	2.150%	7/15/26	BBB-	9,903
110	Ares Capital Corp	2.875%	6/15/28	BBB-	110,468
10	Assurant Inc	2.650%	1/15/32	BBB-	9,831
100	Assured Guaranty US Holdings Inc	3.600%	9/15/51	BBB+	104,882
122	Athene Holding Ltd	6.150%	4/03/30	BBB+	152,161
100	AXA SA	8.600%	12/15/30	BBB+	147,120
27	AXIS Specialty Finance PLC	4.000%	12/06/27	BBB+	29,829
110	Banco Santander SA	2.749%	12/03/30	BBB	107,934
11	BankUnited Inc	5.125%	6/11/30	Baa3	12,611
525	Barclays PLC	5.088%	6/20/30	BBB	602,176
200	Barclays PLC	2.667%	3/10/32	BBB+	199,173
200	Barclays PLC	3.811%	3/10/42	BBB	212,197
200	Blackstone Private Credit Fund, 144A	2.625%	12/15/26	Baa3	196,252
10	Blackstone Secured Lending Fund	2.750%	9/16/26	Baa3	10,091
100	Blackstone Secured Lending Fund, 144A	2.125%	2/15/27	Baa3	97,791

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$105	Boston Properties LP	3.400%	6/21/29	BBB+	$112,582
110	Brighthouse Financial Inc, (3)	3.700%	6/22/27	BBB	119,250
34	Brighthouse Financial Inc	5.625%	5/15/30	BBB	40,792
100	Brixmor Operating Partnership LP	4.125%	5/15/29	BBB-	111,722
110	Brown & Brown Inc	2.375%	3/15/31	BBB-	108,624
100	Capital One Financial Corp	1.878%	11/02/27	N/R	99,683
145	Capital One Financial Corp	3.800%	1/31/28	BBB+	159,947
100	Capital One Financial Corp	2.359%	7/29/32	BBB	96,540
110	CI Financial Corp	3.200%	12/17/30	BBB	112,701
10	CI Financial Corp	4.100%	6/15/51	BBB	10,978
65	Citigroup Inc	1.122%	1/28/27	A-	63,461
140	Citigroup Inc	1.462%	6/09/27	A-	137,919
229	Citigroup Inc	4.450%	9/29/27	BBB	257,339
100	Citigroup Inc	4.125%	7/25/28	BBB	111,182
100	Citigroup Inc	2.520%	11/03/32	A3	99,699
200	Citigroup Inc	4.750%	5/18/46	BBB	252,990
72	Citizens Financial Group Inc	2.500%	2/06/30	BBB+	72,826
142	CNA Financial Corp	3.900%	5/01/29	BBB+	157,207
20	Cooperatieve Rabobank UA	3.750%	7/21/26	BBB+	21,745
150	Deutsche Bank AG/New York NY	3.547%	9/18/31	BBB	158,718
127	Digital Realty Trust LP	4.450%	7/15/28	BBB	144,453
161	Discover Financial Services	4.100%	2/09/27	BBB	177,352
120	Duke Realty LP	1.750%	7/01/30	BBB+	114,632
110	E*TRADE Financial Corp	4.500%	6/20/28	BBB+	125,229
100	Enstar Group Ltd	3.100%	9/01/31	BBB-	97,572
200	Equitable Holdings Inc	4.350%	4/20/28	BBB	226,382
100	Essex Portfolio LP	2.550%	6/15/31	BBB+	100,754
100	Everest Reinsurance Holdings Inc	3.125%	10/15/52	BBB+	98,155
100	Extra Space Storage LP	2.350%	3/15/32	BBB	97,330
122	Fairfax Financial Holdings Ltd	4.625%	4/29/30	BBB-	136,809
100	Federal Realty Investment Trust	3.500%	6/01/30	BBB+	107,928
100	Fidelity National Financial Inc	3.400%	6/15/30	BBB	106,496
100	Fifth Third Bancorp	1.707%	11/01/27	BBB+	99,663
91	Fifth Third Bancorp	3.950%	3/14/28	BBB+	102,370
100	First American Financial Corp	2.400%	8/15/31	BBB	97,066
100	FS KKR Capital Corp	1.650%	10/12/24	Baa3	98,779
66	GATX Corp	4.550%	11/07/28	BBB	75,323
417	GE Capital International Funding Co Unlimited Co	4.418%	11/15/35	BBB+	507,320
100	Goldman Sachs Group Inc	1.948%	10/21/27	A-	100,097

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$15	Goldman Sachs Group Inc	2.615%	4/22/32	A-	$15,062
100	Goldman Sachs Group Inc	2.383%	7/21/32	A-	98,292
81	Goldman Sachs Group Inc	6.450%	5/01/36	BBB	111,758
100	Goldman Sachs Group Inc	5.150%	5/22/45	BBB	132,242
100	Golub Capital BDC Inc	2.050%	2/15/27	BBB-	97,174
100	Hartford Financial Services Group Inc	2.800%	8/19/29	BBB+	104,210
17	Hartford Financial Services Group Inc	6.100%	10/01/41	BBB+	24,048
100	Hartford Financial Services Group Inc	4.400%	3/15/48	BBB+	124,742
20	Healthcare Trust of America Holdings LP	3.100%	2/15/30	BBB	20,714
100	Healthpeak Properties Inc	2.875%	1/15/31	BBB+	103,739
5	Highwoods Realty LP	3.050%	2/15/30	BBB	5,195
100	Host Hotels & Resorts LP	3.500%	9/15/30	BBB-	103,141
20	HSBC Holdings PLC	0.976%	5/24/25	A	19,835
110	HSBC Holdings PLC	4.375%	11/23/26	BBB+	120,947
350	HSBC Holdings PLC	6.800%	6/01/38	BBB+	501,259
30	Humana Inc	3.850%	10/01/24	BBB	32,216
100	Humana Inc	2.150%	2/03/32	BBB	96,747
15	Huntington Bancshares Inc/OH	4.000%	5/15/25	BBB+	16,301
100	Huntington Bancshares Inc/OH	2.550%	2/04/30	BBB+	102,572
22	Jefferies Financial Group Inc	5.500%	10/18/23	BBB	23,273
100	Jefferies Group LLC	2.750%	10/15/32	BBB	99,122
110	Jefferies Group LLC / Jefferies Group Capital Finance Inc	4.150%	1/23/30	BBB	122,909
100	JPMorgan Chase & Co	1.470%	9/22/27	A	98,184
10	JPMorgan Chase & Co	2.069%	6/01/29	A	9,900
4	JPMorgan Chase & Co	3.702%	5/06/30	A	4,371
177	KeyCorp	2.550%	10/01/29	BBB+	182,897
100	Kilroy Realty LP	2.650%	11/15/33	BBB	97,783
100	Kimco Realty Corp	2.250%	12/01/31	BBB+	97,437
22	Kimco Realty Corp	4.250%	4/01/45	BBB+	25,833
127	Lazard Group LLC	4.500%	9/19/28	BBB	145,732
100	Lexington Realty Trust	2.375%	10/01/31	BBB	96,224
100	Life Storage LP	2.400%	10/15/31	BBB	98,707
150	Lincoln National Corp	3.625%	12/12/26	BBB+	163,086
200	Lloyds Banking Group PLC	4.344%	1/09/48	BBB+	240,527
112	Manulife Financial Corp	4.061%	2/24/32	BBB+	121,731
100	Markel Corp	3.350%	9/17/29	BBB	107,982
107	Markel Corp	5.000%	5/20/49	BBB	139,556
100	Mid-America Apartments LP	1.100%	9/15/26	BBB+	97,484
11	Mid-America Apartments LP	2.750%	3/15/30	BBB+	11,384

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$162	Morgan Stanley	4.350%	9/08/26	BBB+	$180,028
100	Morgan Stanley	1.512%	7/20/27	A	98,366
100	Morgan Stanley	2.511%	10/20/32	A	99,757
100	Morgan Stanley	2.484%	9/16/36	BBB+	97,159
100	Nasdaq Inc	2.500%	12/21/40	BBB	92,777
100	National Retail Properties Inc	2.500%	4/15/30	BBB+	101,169
100	National Retail Properties Inc	3.000%	4/15/52	BBB+	97,898
380	NatWest Group PLC	5.076%	1/27/30	BBB+	444,765
220	Nomura Holdings Inc	3.103%	1/16/30	BBB+	227,479
34	Nomura Holdings Inc	2.679%	7/16/30	BBB+	34,120
10	Old Republic International Corp	3.850%	6/11/51	BBB	10,952
110	Omega Healthcare Investors Inc	3.625%	10/01/29	BBB-	115,019
100	Piedmont Operating Partnership LP	2.750%	4/01/32	BBB	97,916
100	Prospect Capital Corp	3.437%	10/15/28	BBB-	96,156
30	Prudential Financial Inc	5.375%	5/15/45	BBB+	32,666
100	Prudential Financial Inc	5.700%	9/15/48	BBB+	113,458
100	Prudential Financial Inc	3.700%	10/01/50	BBB+	103,130
100	Raymond James Financial Inc	3.750%	4/01/51	BBB+	114,049
100	Regency Centers LP	2.950%	9/15/29	BBB+	104,321
17	Regency Centers LP	4.400%	2/01/47	BBB+	20,284
100	Regions Financial Corp	1.800%	8/12/28	BBB+	97,811
18	Reinsurance Group of America Inc	4.700%	9/15/23	BBB+	19,236
110	Reinsurance Group of America Inc	3.150%	6/15/30	BBB+	116,073
100	Rexford Industrial Realty LP	2.150%	9/01/31	BBB	95,684
127	Santander Holdings USA Inc	3.244%	10/05/26	BBB	133,756
110	Santander UK Group Holdings PLC	3.823%	11/03/28	BBB+	118,690
100	Spirit Realty LP	2.100%	3/15/28	BBB	98,159
100	Sun Communities Operating LP	2.300%	11/01/28	BBB-	99,205
100	SVB Financial Group	3.125%	6/05/30	BBB+	106,290
20	SVB Financial Group	1.800%	2/02/31	BBB+	19,091
133	Synchrony Financial	3.950%	12/01/27	BBB-	145,189
125	UDR Inc	3.000%	8/15/31	BBB+	129,960
100	Unum Group	5.750%	8/15/42	BBB-	127,398
13	Unum Group	4.500%	12/15/49	BBB-	14,093
100	Ventas Realty LP	2.500%	9/01/31	BBB+	98,431
100	VEREIT Operating Partnership LP	3.100%	12/15/29	BBB	106,153
100	W R Berkley Corp	3.150%	9/30/61	BBB+	97,418
184	Wachovia Corp	5.500%	8/01/35	BBB+	237,323
110	Wells Fargo & Co	4.300%	7/22/27	BBB+	123,198

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$472	Wells Fargo & Co	5.375%	11/02/43	BBB+	$629,321
110	Welltower Inc	2.800%	6/01/31	BBB+	112,958
140	Westpac Banking Corp	1.150%	6/03/26	AA-	138,261
260	Westpac Banking Corp	2.668%	11/15/35	BBB+	253,642
121	Willis North America Inc	4.500%	9/15/28	BBB	136,890
100	WP Carey Inc	2.450%	2/01/32	BBB	98,833
18,232	Total Financials				19,842,258
	Industrial – 13.1%
150	AbbVie Inc	3.200%	11/21/29	BBB	160,294
581	AbbVie Inc	4.050%	11/21/39	BBB	667,527
159	AbbVie Inc	4.625%	10/01/42	BBB	192,843
77	Agilent Technologies Inc	2.750%	9/15/29	BBB+	80,045
356	Altria Group Inc	5.800%	2/14/39	BBB+	433,507
100	Altria Group Inc	3.875%	9/16/46	BBB+	99,106
20	Amcor Flexibles North America Inc	2.690%	5/25/31	BBB	20,306
79	American Airlines 2016-2 Class AA Pass Through Trust	3.200%	6/15/28	BBB+	80,026
270	American Tower Corp	2.100%	6/15/30	BBB	262,213
107	AmerisourceBergen Corp	2.700%	3/15/31	BBB+	108,800
276	Amgen Inc	2.300%	2/25/31	BBB+	274,545
324	Amgen Inc	3.150%	2/21/40	BBB+	332,197
17	Amgen Inc	5.150%	11/15/41	BBB+	21,947
100	Amgen Inc	3.000%	1/15/52	BBB+	97,987
100	Amphenol Corp	2.200%	9/15/31	BBB+	98,435
752	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.900%	2/01/46	BBB+	959,118
83	Anheuser-Busch InBev Worldwide Inc	4.000%	4/13/28	BBB+	93,345
282	Anheuser-Busch InBev Worldwide Inc	4.350%	6/01/40	BBB+	331,629
145	Anheuser-Busch InBev Worldwide Inc	4.600%	6/01/60	BBB+	181,378
279	AT&T Inc	2.750%	6/01/31	BBB	283,807
1,209	AT&T Inc	4.850%	3/01/39	BBB	1,452,841
150	AT&T Inc	3.500%	6/01/41	BBB	154,738
145	AT&T Inc	4.900%	6/15/42	BBB	176,728
250	AT&T Inc	5.700%	3/01/57	BBB	349,793
100	Autodesk Inc	2.400%	12/15/31	BBB	98,363
19	AutoNation Inc	4.500%	10/01/25	BBB-	20,831
10	AutoZone Inc	3.750%	4/18/29	BBB	11,045
50	AutoZone Inc	4.000%	4/15/30	BBB	56,262
100	Avery Dennison Corp	2.250%	2/15/32	BBB	97,753
117	Barrick North America Finance LLC	5.700%	5/30/41	BBB	159,830
192	BAT Capital Corp	3.557%	8/15/27	BBB	203,349

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$309	BAT Capital Corp	4.390%	8/15/37	BBB	$330,336
177	Becton Dickinson and Co	1.957%	2/11/31	BBB-	171,640
32	Becton Dickinson and Co	4.685%	12/15/44	BBB-	40,127
90	Bell Telephone Co of Canada or Bell Canada	4.464%	4/01/48	BBB+	112,211
100	Biogen Inc	5.200%	9/15/45	BBB+	133,805
10	Block Financial LLC	2.500%	7/15/28	BBB-	9,960
84	Boeing Co	6.125%	2/15/33	BBB-	106,382
616	Boeing Co	5.705%	5/01/40	BBB-	790,920
18	BorgWarner Inc	4.375%	3/15/45	BBB+	21,720
100	Boston Scientific Corp	4.550%	3/01/39	BBB	121,056
110	BP Capital Markets PLC	4.875%	N/A (4)	BBB+	119,742
200	British Telecommunications PLC	5.125%	12/04/28	BBB	230,100
786	Broadcom Inc, 144A	3.187%	11/15/36	BBB-	772,672
65	Broadridge Financial Solutions Inc	2.600%	5/01/31	BBB+	65,415
77	Bunge Ltd Finance Corp	3.750%	9/25/27	BBB	84,169
88	Campbell Soup Co, (3)	2.375%	4/24/30	BBB	87,989
110	Canadian Natural Resources Ltd	2.950%	7/15/30	BBB-	113,365
74	Canadian Natural Resources Ltd	5.850%	2/01/35	BBB-	93,081
12	Canadian Natural Resources Ltd	6.750%	2/01/39	BBB-	16,856
100	Canadian Pacific Railway Co	4.800%	8/01/45	BBB	128,512
100	Cardinal Health Inc	3.410%	6/15/27	BBB	107,875
30	Cardinal Health Inc	4.500%	11/15/44	BBB	34,397
100	Carlisle Cos Inc	2.200%	3/01/32	BBB	96,527
104	Carrier Global Corp	2.722%	2/15/30	BBB-	106,734
100	Carrier Global Corp	3.577%	4/05/50	BBB-	108,334
100	Cenovus Energy Inc	2.650%	1/15/32	BBB-	97,527
100	Cenovus Energy Inc	5.250%	6/15/37	BBB-	119,823
180	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/01/38	BBB-	216,176
100	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/01/42	BBB-	97,648
529	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/01/47	BBB-	641,309
110	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	BBB-	125,718
11	Choice Hotels International Inc	3.700%	1/15/31	BBB-	11,733
21	Cigna Corp	4.500%	2/25/26	BBB+	23,390
328	Cigna Corp	4.900%	12/15/48	BBB+	424,591
10	CNH Industrial Capital LLC	1.450%	7/15/26	BBB-	9,856
100	CommonSpirit Health	2.782%	10/01/30	BBB+	102,160
100	Conagra Brands Inc	4.850%	11/01/28	BBB-	116,612

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$53	Conagra Brands Inc	5.300%	11/01/38	BBB-	$67,215
77	Constellation Brands Inc	3.700%	12/06/26	BBB-	84,216
100	Constellation Brands Inc	5.250%	11/15/48	BBB-	133,999
100	Corning Inc	3.900%	11/15/49	BBB+	114,351
10	Coterra Energy Inc, 144A	4.375%	6/01/24	BBB	10,703
242	Crown Castle International Corp	2.500%	7/15/31	BBB	239,919
220	CSX Corp, (3)	2.400%	2/15/30	BBB+	224,247
156	CSX Corp	3.800%	4/15/50	BBB+	181,485
517	CVS Health Corp	4.875%	7/20/35	BBB	622,126
227	CVS Health Corp	4.780%	3/25/38	BBB	277,735
100	Danaher Corp	4.375%	9/15/45	BBB+	126,016
131	Dell International LLC / EMC Corp	6.200%	7/15/30	BBB	167,189
25	Dell International LLC / EMC Corp	8.350%	7/15/46	BBB	41,544
100	Deutsche Telekom International Finance BV	8.750%	6/15/30	BBB+	146,763
149	Devon Energy Corp	5.600%	7/15/41	BBB-	188,143
130	Diamondback Energy Inc	3.125%	3/24/31	BBB-	134,244
14	Dignity Health	5.267%	11/01/64	BBB+	19,559
257	Discovery Communications LLC	4.000%	9/15/55	BBB-	272,880
110	Dollar General Corp	3.875%	4/15/27	BBB	121,393
17	Dollar General Corp	4.125%	4/03/50	BBB	20,160
106	Dow Chemical Co	4.250%	10/01/34	BBB	122,230
143	Dow Chemical Co	5.250%	11/15/41	BBB	185,407
100	DR Horton Inc	1.300%	10/15/26	BBB	98,080
127	DuPont de Nemours Inc	5.319%	11/15/38	BBB+	163,862
100	DXC Technology Co	1.800%	9/15/26	BBB	98,502
110	Eastman Chemical Co	4.800%	9/01/42	BBB-	133,521
38	Eaton Corp	4.150%	11/02/42	BBB+	45,198
110	eBay Inc	2.600%	5/10/31	BBB+	111,272
9	Electronic Arts Inc	4.800%	3/01/26	BBB+	10,152
67	Enable Midstream Partners LP	4.150%	9/15/29	BBB-	72,156
22	Enable Midstream Partners LP	5.000%	5/15/44	BBB-	23,857
109	Enbridge Inc	6.000%	1/15/77	BBB-	120,454
510	Energy Transfer LP	5.800%	6/15/38	BBB-	623,504
227	Enterprise Products Operating LLC	5.750%	3/01/35	BBB+	284,777
100	Enterprise Products Operating LLC	4.250%	2/15/48	BBB+	114,477
100	Enterprise Products Operating LLC	3.300%	2/15/53	BBB+	100,211
142	Enterprise Products Operating LLC	3.950%	1/31/60	BBB+	155,672
100	Equifax Inc	2.350%	9/15/31	BBB	98,088
240	Equinix Inc	2.500%	5/15/31	BBB	240,021

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$100	Expedia Group Inc	3.800%	2/15/28	BBB-	$107,938
24	Expedia Group Inc	3.250%	2/15/30	BBB-	24,674
7	FedEx Corp	3.100%	8/05/29	BBB	7,465
27	FedEx Corp	3.900%	2/01/35	BBB	30,128
315	FedEx Corp	4.050%	2/15/48	BBB	359,381
133	Fidelity National Information Services Inc	1.650%	3/01/28	BBB	129,340
17	Fidelity National Information Services Inc	4.500%	8/15/46	BBB	21,093
260	Fiserv Inc	2.250%	6/01/27	BBB	264,389
214	Fiserv Inc	4.400%	7/01/49	BBB	258,415
100	Flowserve Corp	2.800%	1/15/32	BBB-	97,812
148	Fox Corp	3.500%	4/08/30	BBB	160,705
150	General Electric Co	3.450%	5/01/27	BBB+	163,511
200	General Electric Co	4.250%	5/01/40	BBB+	239,247
100	General Mills Inc	4.550%	4/17/38	BBB	119,275
322	General Motors Co	6.600%	4/01/36	BBB-	435,962
242	Gilead Sciences Inc	4.000%	9/01/36	BBB+	276,618
160	Gilead Sciences Inc	4.750%	3/01/46	BBB+	204,365
28	Global Payments Inc	4.450%	6/01/28	BBB-	31,496
122	Global Payments Inc	2.900%	5/15/30	BBB-	124,485
38	GLP Capital LP / GLP Financing II Inc	5.300%	1/15/29	BBB-	43,474
121	Grupo Televisa SAB	6.125%	1/31/46	BBB+	168,509
100	Halliburton Co	4.850%	11/15/35	BBB+	118,604
100	Halliburton Co	4.500%	11/15/41	BBB+	112,803
30	Halliburton Co	4.750%	8/01/43	BBB+	35,274
97	Hasbro Inc	3.900%	11/19/29	BBB-	106,535
131	HCA Inc	4.125%	6/15/29	BBB-	145,093
153	HCA Inc	3.500%	7/15/51	BBB-	155,011
117	Hess Corp	4.300%	4/01/27	BBB-	128,322
72	Hewlett Packard Enterprise Co	6.200%	10/15/35	BBB	94,479
100	HP Inc	3.400%	6/17/30	BBB	105,626
10	HP Inc, 144A	2.650%	6/17/31	BBB	9,842
28	HP Inc	6.000%	9/15/41	BBB	36,970
100	Huntington Ingalls Industries Inc, 144A	2.043%	8/16/28	BBB-	98,022
10	Huntsman International LLC	2.950%	6/15/31	BBB-	10,203
100	Hyatt Hotels Corp	1.800%	10/01/24	BBB-	100,370
10	IDEX Corp	2.625%	6/15/31	BBB	10,144
100	Ingredion Inc	2.900%	6/01/30	BBB	103,824
141	International Paper Co	4.800%	6/15/44	BBB	179,373
27	International Paper Co	4.400%	8/15/47	BBB	33,756

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$100	J M Smucker Co	2.125%	3/15/32	BBB	$97,401
37	J M Smucker Co	4.250%	3/15/35	BBB	43,208
110	Jabil Inc	3.600%	1/15/30	BBB-	119,509
100	Johnson Controls International plc	4.950%	7/02/64	BBB	137,122
100	Kansas City Southern	4.700%	5/01/48	BBB	126,914
112	Kellogg Co	2.100%	6/01/30	BBB	110,397
111	Keurig Dr Pepper Inc	3.200%	5/01/30	BBB	117,809
100	Keurig Dr Pepper Inc	4.985%	5/25/38	BBB	125,376
290	Kinder Morgan Energy Partners LP	6.375%	3/01/41	BBB	395,606
100	Kinder Morgan Inc	2.000%	2/15/31	BBB	95,163
100	Kinder Morgan Inc, (WI/DD)	3.600%	2/15/51	BBB	101,606
94	Kroger Co	2.200%	5/01/30	BBB	93,865
150	Kroger Co, (3)	1.700%	1/15/31	BBB	142,837
110	Kroger Co	5.450%	11/15/33	BBB-	137,698
26	Kroger Co	5.400%	1/15/49	BBB	36,359
52	L3Harris Technologies Inc	2.900%	12/15/29	BBB	54,425
100	L3Harris Technologies Inc	1.800%	1/15/31	BBB	95,902
87	Laboratory Corp of America Holdings	2.700%	6/01/31	BBB	88,567
50	Las Vegas Sands Corp	3.500%	8/18/26	BBB-	51,188
50	Lear Corp	3.500%	5/30/30	BBB	53,389
110	Leidos Inc	2.300%	2/15/31	BBB-	105,922
110	Lennar Corp	4.750%	11/29/27	BBB-	125,031
100	Lowe's Cos Inc	4.500%	4/15/30	BBB+	116,588
330	Lowe's Cos Inc	2.625%	4/01/31	BBB+	337,410
186	LYB International Finance BV	5.250%	7/15/43	BBB	240,609
110	Magellan Midstream Partners LP	5.150%	10/15/43	BBB+	134,216
110	Marathon Oil Corp	4.400%	7/15/27	BBB-	121,989
121	Marathon Petroleum Corp	6.500%	3/01/41	BBB	168,160
50	Marriott International Inc/MD	4.650%	12/01/28	BBB-	56,739
100	Marriott International Inc/MD	2.750%	10/15/33	BBB-	97,593
27	Marriott International Inc/MD	4.500%	10/01/34	BBB-	30,683
16	Martin Marietta Materials Inc	2.500%	3/15/30	BBB	16,249
110	Martin Marietta Materials Inc	2.400%	7/15/31	BBB	109,916
10	Masco Corp	1.500%	2/15/28	BBB	9,640
100	Masco Corp	2.000%	2/15/31	BBB	96,377
100	McCormick & Co Inc/MD	1.850%	2/15/31	BBB	95,912
326	McDonald's Corp	4.700%	12/09/35	BBB+	401,130
100	McKesson Corp	1.300%	8/15/26	BBB+	98,025
100	MDC Holdings Inc	3.966%	8/06/61	BBB-	95,522

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$127	Micron Technology Inc	5.327%	2/06/29	BBB-	$149,803
85	Molson Coors Beverage Co	4.200%	7/15/46	BBB-	95,146
140	Mondelez International Inc	1.875%	10/15/32	BBB	133,742
110	Moody's Corp	3.250%	1/15/28	BBB+	119,015
100	Moody's Corp	2.000%	8/19/31	BBB+	97,722
100	Motorola Solutions Inc	2.300%	11/15/30	BBB-	97,625
41	Motorola Solutions Inc	2.750%	5/24/31	BBB-	41,392
300	MPLX LP	4.500%	4/15/38	BBB	337,995
15	Mylan Inc	4.550%	4/15/28	BBB-	17,001
150	National Fuel Gas Co	2.950%	3/01/31	BBB-	151,688
41	NetApp Inc	2.700%	6/22/30	BBB	41,795
100	Netflix Inc	5.875%	11/15/28	BBB-	121,720
100	Newmont Corp	5.875%	4/01/35	BBB	131,764
142	Norfolk Southern Corp	4.800%	8/15/43	BBB+	171,628
100	Norfolk Southern Corp	2.900%	8/25/51	BBB+	99,938
220	Northrop Grumman Corp	4.400%	5/01/30	BBB+	256,657
100	Nucor Corp	2.700%	6/01/30	BBB+	103,175
18	Nucor Corp, 144A	2.979%	12/15/55	BBB+	17,979
100	Nutrien Ltd	5.625%	12/01/40	BBB	136,004
50	NXP BV / NXP Funding LLC, 144A	5.550%	12/01/28	BBB-	60,370
100	NXP BV / NXP Funding LLC / NXP USA Inc, 144A	2.500%	5/11/31	BBB-	99,389
127	Omnicom Group Inc	4.200%	6/01/30	BBB+	144,121
200	ONEOK Partners LP	6.125%	2/01/41	BBB	258,871
100	Oracle Corp	2.875%	3/25/31	BBB+	102,591
500	Oracle Corp	3.800%	11/15/37	BBB+	536,467
639	Oracle Corp	3.650%	3/25/41	BBB+	669,419
156	Orange SA	5.375%	1/13/42	BBB+	208,854
110	O'Reilly Automotive Inc	4.350%	6/01/28	BBB	125,669
100	Otis Worldwide Corp	2.293%	4/05/27	BBB	102,534
88	Owens Corning	4.300%	7/15/47	BBB-	103,631
100	Packaging Corp of America	3.050%	10/01/51	BBB	101,269
100	Parker-Hannifin Corp, (3)	3.250%	3/01/27	BBB+	107,759
44	Parker-Hannifin Corp	4.450%	11/21/44	BBB+	53,421
100	PerkinElmer Inc	2.550%	3/15/31	BBB	101,370
100	Phillips 66	4.650%	11/15/34	BBB+	117,690
27	Phillips 66	5.875%	5/01/42	BBB+	37,094
110	Phillips 66 Partners LP	3.150%	12/15/29	BBB-	114,975
14	Pioneer Natural Resources Co	4.450%	1/15/26	BBB	15,454
152	Plains All American Pipeline LP / PAA Finance Corp	3.800%	9/15/30	BBB-	160,588

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$110	PulteGroup Inc, (3)	5.000%	1/15/27	BBB-	$126,266
100	Quanta Services Inc	2.350%	1/15/32	BBB-	97,898
77	Quest Diagnostics Inc	2.800%	6/30/31	BBB	79,703
292	Raytheon Technologies Corp	6.125%	7/15/38	BBB+	413,386
224	Raytheon Technologies Corp	4.625%	11/16/48	BBB+	290,357
100	Regeneron Pharmaceuticals Inc	1.750%	9/15/30	BBB	94,543
58	RELX Capital Inc	3.000%	5/22/30	BBB+	61,226
39	Republic Services Inc	3.950%	5/15/28	BBB	43,623
110	Republic Services Inc	1.750%	2/15/32	BBB	104,195
130	Rogers Communications Inc	5.000%	3/15/44	BBB+	158,049
100	Roper Technologies Inc	2.950%	9/15/29	BBB	105,017
144	Royalty Pharma PLC	2.150%	9/02/31	BBB-	136,930
14	RPM International Inc	4.250%	1/15/48	BBB-	15,983
148	Sabine Pass Liquefaction LLC	4.200%	3/15/28	BBB-	164,103
132	Sands China Ltd	5.400%	8/08/28	BBB-	142,593
110	Sherwin-Williams Co	4.000%	12/15/42	BBB	126,640
127	Southern Copper Corp	5.250%	11/08/42	BBB+	157,545
131	Southwest Airlines Co	3.450%	11/16/27	BBB+	139,916
147	Spectra Energy Partners LP	4.500%	3/15/45	BBB+	173,343
242	Starbucks Corp	3.550%	8/15/29	BBB+	266,854
11	Starbucks Corp	3.350%	3/12/50	BBB+	11,609
110	Steel Dynamics Inc	3.450%	4/15/30	BBB-	118,177
123	Stryker Corp	4.100%	4/01/43	BBB+	144,868
211	Suncor Energy Inc	4.000%	11/15/47	BBB+	238,189
100	Suzano Austria GmbH	2.500%	9/15/28	BBB-	94,625
20	Suzano Austria GmbH	3.125%	1/15/32	BBB-	18,895
177	Sysco Corp	5.950%	4/01/30	BBB	224,022
200	Takeda Pharmaceutical Co Ltd	3.025%	7/09/40	BBB	203,319
127	Teck Resources Ltd	6.000%	8/15/40	BBB-	164,479
110	Teledyne FLIR LLC	2.500%	8/01/30	BBB-	110,488
326	Telefonica Emisiones SA	4.103%	3/08/27	BBB-	361,145
100	TELUS Corp	4.300%	6/15/49	BBB+	123,148
71	Textron Inc	3.000%	6/01/30	BBB	74,264
100	Thermo Fisher Scientific Inc	2.600%	10/01/29	BBB+	104,044
100	Thermo Fisher Scientific Inc	2.000%	10/15/31	BBB+	97,866
260	Time Warner Cable LLC	5.500%	9/01/41	BBB-	318,053
686	T-Mobile USA Inc	2.250%	11/15/31	BBB-	661,954
70	Toledo Hospital	6.015%	11/15/48	BBB-	85,926
100	Trane Technologies Global Holding Co Ltd	5.750%	6/15/43	BBB	143,492

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$275	TransCanada PipeLines Ltd	4.100%	4/15/30	BBB+	$307,964
75	TransCanada PipeLines Ltd	5.100%	3/15/49	BBB+	99,403
179	Transcontinental Gas Pipe Line Co LLC	3.250%	5/15/30	BBB+	189,806
110	Transcontinental Gas Pipe Line Co LLC	3.950%	5/15/50	BBB+	124,854
147	Tyson Foods Inc	5.100%	9/28/48	BBB	199,575
64	United Airlines 2014-1 Class A Pass Through Trust	4.000%	4/11/26	BBB+	67,290
100	Universal Health Services Inc, 144A	1.650%	9/01/26	BBB-	98,459
220	Vale Overseas Ltd	3.750%	7/08/30	BBB-	223,839
198	Valero Energy Corp	4.000%	4/01/29	BBB	217,254
319	Verizon Communications Inc, 144A	2.355%	3/15/32	BBB+	314,241
1,281	Verizon Communications Inc	4.862%	8/21/46	BBB+	1,681,782
213	Verizon Communications Inc	4.000%	3/22/50	BBB+	244,243
50	VF Corp	2.950%	4/23/30	BBB+	52,370
171	ViacomCBS Inc	4.950%	1/15/31	BBB	203,031
134	ViacomCBS Inc	4.900%	8/15/44	BBB	163,568
232	Viatris Inc, 144A	3.850%	6/22/40	BBB-	248,467
30	VMware Inc	1.400%	8/15/26	BBB-	29,551
18	VMware Inc	4.700%	5/15/30	BBB-	21,058
140	Vodafone Group PLC	4.375%	2/19/43	BBB	163,560
200	Vodafone Group PLC	4.875%	6/19/49	BBB	249,487
100	Vontier Corp, 144A	2.950%	4/01/31	BBB-	98,760
111	Vulcan Materials Co	3.500%	6/01/30	BBB	121,087
110	Walgreens Boots Alliance Inc	4.650%	6/01/46	BBB	132,844
100	Waste Connections Inc	2.200%	1/15/32	BBB+	98,163
100	Waste Management Inc	3.900%	3/01/35	BBB+	113,189
110	Westinghouse Air Brake Technologies Corp	4.950%	9/15/28	BBB-	126,533
100	Westlake Chemical Corp	3.125%	8/15/51	BBB	96,979
100	Weyerhaeuser Co	4.000%	4/15/30	BBB	112,188
77	Whirlpool Corp	5.150%	3/01/43	BBB	96,917
100	Williams Cos Inc	2.600%	3/15/31	BBB	100,199
100	WRKCo Inc	4.900%	3/15/29	BBB	117,324
110	Xylem Inc/NY	2.250%	1/30/31	BBB	109,945
100	Yamana Gold Inc, 144A	2.630%	8/15/31	BBB-	97,596
100	Zimmer Biomet Holdings Inc	4.250%	8/15/35	BBB	110,004
6	Zimmer Biomet Holdings Inc	5.750%	11/30/39	BBB	8,000
118	Zoetis Inc	4.700%	2/01/43	BBB	150,150
41,765	Total Industrial				47,410,707
	Utility – 6.4%
300	AEP Texas Inc	2.100%	7/01/30	BBB+	290,624

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$223	AEP Texas Inc	3.800%	10/01/47	BBB+	$245,354
81	Alabama Power Co	5.200%	6/01/41	A	104,974
30	Alabama Power Co, (3)	3.125%	7/15/51	A	31,738
9	Appalachian Power Co	4.400%	5/15/44	A-	10,681
136	Black Hills Corp	3.150%	1/15/27	BBB+	142,623
10	Black Hills Corp	4.200%	9/15/46	BBB+	11,619
165	Black Hills Corp	3.875%	10/15/49	BBB+	183,689
141	CenterPoint Energy Inc	2.650%	6/01/31	BBB	143,313
136	Cleco Corporate Holdings LLC	3.743%	5/01/26	BBB-	146,442
150	Cleco Corporate Holdings LLC	4.973%	5/01/46	BBB-	185,489
209	CMS Energy Corp	3.750%	12/01/50	BBB-	208,477
185	Dayton Power & Light Co	3.950%	6/15/49	BBB+	213,205
211	Delmarva Power & Light Co	4.000%	6/01/42	A	233,587
300	Dominion Energy Inc	3.600%	3/15/27	BBB	327,223
100	Dominion Energy Inc	2.250%	8/15/31	BBB	98,592
74	Dominion Energy Inc	5.250%	8/01/33	BBB	91,565
776	Dominion Energy Inc	4.900%	8/01/41	BBB	974,450
73	DTE Electric Co	3.950%	6/15/42	A+	83,550
282	Duke Energy Carolinas LLC	4.250%	12/15/41	A+	335,852
100	Duke Energy Corp	2.650%	9/01/26	BBB	104,436
300	Duke Energy Corp	2.450%	6/01/30	BBB	299,899
60	Duke Energy Corp	2.550%	6/15/31	BBB	60,286
300	Duke Energy Corp	3.300%	6/15/41	BBB	306,882
800	Duke Energy Corp	3.950%	8/15/47	BBB	897,230
12	Duke Energy Indiana LLC	2.750%	4/01/50	A+	11,676
234	El Paso Electric Co	5.000%	12/01/44	Baa2	287,189
30	Emera US Finance LP, 144A	2.639%	6/15/31	BBB-	29,840
318	Emera US Finance LP	4.750%	6/15/46	BBB-	381,062
100	Enel Chile SA	4.875%	6/12/28	BBB+	113,146
242	Entergy Corp	2.400%	6/15/31	BBB	238,249
19	Entergy Louisiana LLC	4.200%	9/01/48	A	23,413
14	Entergy Louisiana LLC	2.900%	3/15/51	A	14,004
143	Essential Utilities Inc	2.704%	4/15/30	BBB+	146,132
230	Essential Utilities Inc	3.351%	4/15/50	BBB+	245,701
150	Eversource Energy	3.450%	1/15/50	BBB+	160,692
431	Exelon Corp	4.950%	6/15/35	BBB	521,779
296	Exelon Corp	5.100%	6/15/45	BBB	393,710
18	Exelon Corp	4.450%	4/15/46	BBB	22,270
100	Exelon Corp	4.700%	4/15/50	BBB	128,778

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$429	Exelon Generation Co LLC	5.600%	6/15/42	BBB	$519,266
68	Iberdrola International BV	6.750%	7/15/36	BBB+	100,163
26	Indiana Michigan Power Co	3.750%	7/01/47	A-	29,878
289	Interstate Power and Light Co	4.700%	10/15/43	BBB+	359,614
168	ITC Holdings Corp	5.300%	7/01/43	BBB	223,113
108	National Grid USA	5.803%	4/01/35	BBB	134,299
352	NextEra Energy Capital Holdings Inc	1.900%	6/15/28	BBB+	347,941
693	NiSource Inc	5.950%	6/15/41	BBB	959,710
296	NiSource Inc	5.650%	2/01/45	BBB	413,226
225	NiSource Inc	3.950%	3/30/48	BBB	259,025
84	Oglethorpe Power Corp	5.950%	11/01/39	BBB+	112,250
220	Oglethorpe Power Corp	4.200%	12/01/42	BBB+	239,399
147	Oglethorpe Power Corp	4.250%	4/01/46	BBB+	161,131
25	Oglethorpe Power Corp	5.050%	10/01/48	BBB+	31,722
300	Oglethorpe Power Corp	5.250%	9/01/50	BBB+	382,302
100	Ohio Power Co	2.900%	10/01/51	A-	99,563
110	ONE Gas Inc	4.658%	2/01/44	BBB+	134,615
150	ONE Gas Inc	4.500%	11/01/48	BBB+	185,415
542	Pacific Gas and Electric Co	3.000%	6/15/28	BBB-	546,181
250	Pacific Gas and Electric Co	2.500%	2/01/31	BBB-	238,796
1,942	Pacific Gas and Electric Co	4.200%	6/01/41	BBB-	1,957,643
298	Pacific Gas and Electric Co, (3)	3.750%	8/15/42	BBB-	282,273
706	Pacific Gas and Electric Co	4.300%	3/15/45	BBB-	714,542
214	Pacific Gas and Electric Co	4.000%	12/01/46	BBB-	212,576
250	Pacific Gas and Electric Co	3.950%	12/01/47	BBB-	246,921
350	Pacific Gas and Electric Co	4.950%	7/01/50	BBB-	387,388
158	Pennsylvania Electric Co	6.150%	10/01/38	BBB	216,073
250	Piedmont Natural Gas Co Inc	2.500%	3/15/31	BBB+	251,136
200	Piedmont Natural Gas Co Inc	3.640%	11/01/46	BBB+	216,658
130	Public Service Co of New Hampshire	2.200%	6/15/31	A+	130,805
100	Public Service Electric and Gas Co	1.900%	8/15/31	A	98,413
100	Public Service Enterprise Group Inc	1.600%	8/15/30	BBB	93,816
10	Puget Energy Inc, 144A	2.379%	6/15/28	BBB-	9,895
15	Sempra Energy	4.050%	12/01/23	BBB	15,884
440	Sempra Energy	3.800%	2/01/38	BBB	487,339
225	Sempra Energy	4.000%	2/01/48	BBB	254,206
100	Southern California Edison Co	0.975%	8/01/24	A-	99,583
10	Southern California Edison Co	3.650%	6/01/51	A-	10,724
66	Southern California Gas Co	3.950%	2/15/50	AA-	78,861

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$250	Southern Co	4.250%	7/01/36	BBB	$285,629
300	Southern Co	4.400%	7/01/46	BBB	357,446
132	Southern Co	3.750%	9/15/51	BBB-	133,888
8	Southern Co Gas Capital Corp	4.400%	6/01/43	BBB+	9,367
300	Southern Co Gas Capital Corp	3.950%	10/01/46	BBB+	340,211
282	Southern Co Gas Capital Corp	4.400%	5/30/47	BBB+	336,446
279	Southern Power Co	4.950%	12/15/46	BBB+	341,127
150	Southwest Gas Corp	2.200%	6/15/30	BBB+	146,726
200	Southwest Gas Corp	4.150%	6/01/49	BBB+	229,760
545	Southwestern Electric Power Co	3.900%	4/01/45	BBB+	608,029
153	Southwestern Public Service Co	6.000%	10/01/36	BBB+	202,570
28	Spire Inc	4.700%	8/15/44	BBB	32,031
10	Union Electric Co	2.150%	3/15/32	A	9,902
10	Wisconsin Electric Power Co	1.700%	6/15/28	A	9,869
100	Wisconsin Power and Light Co	1.950%	9/16/31	A-	97,662
68	Wisconsin Power and Light Co	4.100%	10/15/44	A-	79,477
150	Xcel Energy Inc	2.350%	11/15/31	BBB+	149,680
286	Xcel Energy Inc	4.800%	9/15/41	BBB+	352,756
20,885	Total Utility				23,414,342
$80,882	Total Corporate Debt (cost $91,492,400)				90,667,307

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 6.6%
	Government Agency – 0.7%
$250	Federal Home Loan Mortgage Corp	6.250%	7/15/32	AAA	$360,213
350	Federal Home Loan Mortgage Corp	1.310%	8/17/33	Aaa	327,421
1	Federal National Mortgage Association	1.875%	9/24/26	Aaa	1,033
72	Federal National Mortgage Association	6.625%	11/15/30	Aaa	101,937
100	Federal National Mortgage Association	5.625%	7/15/37	Aaa	150,401
21	Health & Educational Facilities Authority of the State of Missouri	3.086%	9/15/51	AA+	23,142
161	Kreditanstalt fuer Wiederaufbau	1.000%	10/01/26	AAA	159,284
750	Tennessee Valley Authority	5.250%	9/15/39	AAA	1,063,338
199	Tennessee Valley Authority	3.500%	12/15/42	AAA	232,645
1,904	Total Government Agency				2,419,414
	Municipal Bonds – 2.1% (5)
91	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1 (No Optional Call)	6.918%	4/01/40	A1	137,899

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (5) (continued)
$10	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Green Series 2016B (No Optional Call)	3.852%	8/15/46	Aaa	$12,538
150	California State University (No Optional Call)	2.719%	11/01/52	Aa2	150,440
50	California State University, Systemwide Revenue Bonds, Taxable Series 2021B (Optional Call: 11/31 at 100.00)	2.939%	11/01/52	Aa2	50,197
50	California State, General Obligation Bonds, Various Purpose, Build America Taxable Bond Series 2010 (No Optional Call)	7.625%	3/01/40	AA-	83,572
500	California State, General Obligation Bonds, Various Purpose, Build America Taxable Bond Series 2010 (No Optional Call)	7.600%	11/01/40	Aa3	868,119
70	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2009 (No Optional Call)	5.720%	12/01/38	AA+	98,157
47	Chicago O'Hare International Airport (No Optional Call)	4.572%	1/01/54	A2	66,045
40	Commonwealth Financing Authority, Pennslyvania, Revenue Bonds, Taxable Series 2021A (No Optional Call)	2.991%	6/01/42	A+	41,390
91	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Plancon Program, Taxable Series 2018A (No Optional Call)	3.864%	6/01/38	A1	103,861
50	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2010D (No Optional Call)	6.229%	11/15/34	A+	67,855
40	Dallas Fort Worth International Airport (Optional Call: 11/31 at 100.00), (WI/DD)	2.843%	11/01/46	A1	40,170
91	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Taxable Series 2018B (Optional Call: 8/28 at 100.00)	4.946%	8/01/48	A2	103,593
100	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021C (No Optional Call)	2.202%	3/15/34	AA+	99,775
140	European Investment Bank (No Optional Call)	0.750%	10/26/26	AAA	136,674
100	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Series 2021B (Optional Call: 6/31 at 100.00)	2.746%	6/01/34	AA-	100,870
150	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Taxable Refunding Subordinate Lien Series 2020B (Optional Call: 4/30 at 100.00)	3.236%	10/01/52	Aa2	156,666
886	Illinois State, General Obligation Bonds, Pension Funding Series 2003 (No Optional Call)	5.100%	6/01/33	BBB-	1,033,898
148	Inter-American Development Bank (No Optional Call)	4.375%	1/24/44	Aaa	203,339
100	International Bank for Reconstruction & Development (No Optional Call)	1.625%	11/03/31	N/R	99,586
100	Kansas Development Finance Authority, Kansas, Revenue Bonds, State of Kansas KPERS Projects, Taxable Series 2021K (No Optional Call)	2.774%	5/01/51	AA-	100,843
30	Los Angeles Community College District, California, General Obligation Bonds, Build America Taxable Bonds, Series 2010 (No Optional Call)	6.750%	8/01/49	Aa1	51,731
91	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Build America Taxable Bonds, Series 2009KRY (No Optional Call)	5.750%	7/01/34	AA-	120,284
50	Massachusetts State, General Obligation Bonds, Taxable Refunding Series 2019D (No Optional Call)	2.663%	9/01/39	Aa1	51,798
58	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America Taxable Bonds, Series 2009A-1 (No Optional Call)	5.871%	11/15/39	A-	76,369

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (5) (continued)
$11	Michigan Finance Authority, Hospital Revenue Bonds, Trinity Health Credit Group, Taxable Refunding Series 2019-T (No Optional Call)	3.384%	12/01/40	Aa3	$12,022
95	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build America Bonds Series 2010A (No Optional Call)	6.637%	4/01/57	A-	146,297
47	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2010B (No Optional Call)	6.561%	12/15/40	BBB+	70,163
350	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A (No Optional Call)	7.102%	1/01/41	A2	559,865
75	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build America Taxable Bonds, Series 2010B-1 (No Optional Call)	5.572%	11/01/38	AAA	98,690
82	New York State Thruway Authority, General Revenue Bonds, Taxable Series 2019M (No Optional Call)	2.900%	1/01/35	A	85,720
100	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Taxable Series 2021A (Optional Call: 1/31 at 100.00)	3.011%	1/01/43	A+	102,428
120	Ohio State University, General Receipts Bonds, Build America Taxable Bond Series 2010C (No Optional Call)	4.910%	6/01/40	Aa2	163,868
30	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Taxable Series 2016B (No Optional Call)	3.798%	12/01/46	Aa2	36,511
21	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.269%	7/01/34	Aa1	25,426
400	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Fifth Series 2021 (Optional Call: 7/31 at 100.00)	3.175%	7/15/60	Aa3	407,087
325	Province of British Columbia Canada (No Optional Call)	1.300%	1/29/31	AA+	313,223
32	Sales Tax Securitization Corp (No Optional Call)	3.820%	1/01/48	AA-	36,185
50	State of California (Optional Call: 4/28 at 100.00)	4.500%	4/01/33	Aa3	58,317
600	State of California (Optional Call: 4/28 at 100.00)	4.600%	4/01/38	Aa3	696,164
42	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2010A (No Optional Call)	4.631%	4/01/33	AAA	51,266
333	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Taxable Pledge and Refunding Series 2020 (Optional Call: 3/50 at 100.00)	2.256%	9/01/50	Aaa	315,838
82	Tucson, Arizona, Certificates of Participation, Taxable Series 2021A (No Optional Call)	2.856%	7/01/47	A+	80,729
100	University of California Regents, Medical Center Pooled Revenue Bonds, Taxable Build America Bond Series 2010H (No Optional Call)	6.548%	5/15/48	Aa3	155,567
60	University of California Regents, Medical Center Pooled Revenue Bonds, Taxable Series 2020N (Optional Call: 11/49 at 100.00)	3.006%	5/15/50	Aa3	62,338
57	University of California, General Revenue Bonds, Taxable Series 2019BD (No Optional Call)	3.349%	7/01/29	Aa2	63,228
6,245	Total Municipal Bonds				7,596,601
	Sovereign Debt – 3.8%
20	Chile Government International Bond	2.550%	1/27/32	A	19,731
450	Chile Government International Bond	2.550%	7/27/33	A	434,389

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt (continued)
$100	Chile Government International Bond	3.625%	10/30/42	A	$105,577
300	Chile Government International Bond	3.500%	1/25/50	A	305,178
200	Chile Government International Bond	3.250%	9/21/71	A-	184,524
400	Colombia Government International Bond	3.250%	4/22/32	BBB-	373,312
600	Colombia Government International Bond	4.125%	2/22/42	BBB-	543,294
250	Colombia Government International Bond	5.200%	5/15/49	BBB-	251,577
150	Hungary Government International Bond	7.625%	3/29/41	BBB	246,942
300	Indonesia Government International Bond, (3)	2.150%	7/28/31	BBB	291,179
100	Indonesia Government International Bond	4.350%	1/11/48	Baa2	112,290
44	Indonesia Government International Bond	3.500%	2/14/50	BBB	44,698
600	Indonesia Government International Bond	3.350%	3/12/71	BBB	558,584
100	Israel Government International Bond	4.500%	1/30/43	A+	124,750
200	Korea International Bond	3.875%	9/20/48	AA	259,438
1,500	Mexico Government International Bond	4.280%	8/14/41	BBB	1,563,405
1,108	Mexico Government International Bond	5.550%	1/21/45	BBB	1,322,609
66	Mexico Government International Bond, (3)	4.350%	1/15/47	BBB	68,264
700	Mexico Government International Bond	4.600%	2/10/48	BBB	743,442
250	Mexico Government International Bond	3.771%	5/24/61	BBB	230,187
1,410	Panama Government International Bond	4.500%	5/15/47	BBB	1,559,122
725	Peruvian Government International Bond	1.862%	12/01/32	BBB+	658,380
160	Peruvian Government International Bond, (3)	3.550%	3/10/51	BBB+	161,211
148	Peruvian Government International Bond	2.780%	12/01/60	BBB+	127,400
225	Peruvian Government International Bond	3.230%	7/28/21	BBB+	190,226
400	Philippine Government International Bond	1.950%	1/06/32	BBB	386,695
150	Philippine Government International Bond	3.950%	1/20/40	BBB	166,001
650	Philippine Government International Bond	3.700%	3/01/41	BBB	698,790
90	Republic of Italy Government International Bond	5.375%	6/15/33	Baa3	112,007
500	Republic of Italy Government International Bond	4.000%	10/17/49	N/R	558,496
474	State of Israel	3.375%	1/15/50	A+	500,838
646	Uruguay Government International Bond	5.100%	6/18/50	BBB	840,724
150	Uruguay Government International Bond	4.975%	4/20/55	BBB	191,931
13,166	Total Sovereign Debt				13,935,191
$21,315	Total Government Related (cost $24,417,396)				23,951,206
	Total Long-Term Investments (cost $362,892,315)				359,400,225

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Shares	Description	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.3%
	MONEY MARKET FUNDS – 0.3%
1,008,316	State Street Navigator Securities Lending Government Money Market Portfolio, (6)	0.030% (7)	$1,008,316
	Total Investments Purchased with Collateral from Securities Lending (cost $1,008,316)		1,008,316
	Total Investments (cost $363,900,631) – 99.6%		360,408,541
	Other Assets Less Liabilities – 0.4%		1,579,592
	Net Assets – 100%		$361,988,133
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Securitized	$ —	$143,923,999	$ —	$143,923,999
U.S. Treasury	—	100,857,713	—	100,857,713
Corporate Debt	—	90,667,307	—	90,667,307
Government Related	—	23,951,206	—	23,951,206
Investments Purchased with Collateral from Securities Lending	1,008,316	—	—	1,008,316
Total	$1,008,316	$359,400,225	$ —	$360,408,541

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $982,996.
(4)	Perpetual security. Maturity date is not applicable.
(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(6)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(7)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
N/A	Not Applicable.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 98.8%
	CORPORATE DEBT – 42.7%
	Financials – 20.3%
$30	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/03/23	BBB-	$31,541
130	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	BBB-	139,916
150	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	BBB-	150,338
20	Aflac Inc	1.125%	3/15/26	A-	19,809
40	Air Lease Corp	2.250%	1/15/23	BBB	40,704
100	Air Lease Corp	0.800%	8/18/24	BBB	98,364
50	Air Lease Corp	1.875%	8/15/26	BBB	49,475
41	Aircastle Ltd	4.400%	9/25/23	BBB-	43,393
50	Allstate Corp	5.750%	8/15/53	BBB	53,013
85	Ally Financial Inc	3.875%	5/21/24	BBB-	90,618
40	Ally Financial Inc	5.125%	9/30/24	BBB-	44,433
67	American Express Co	3.400%	2/22/24	A-	70,686
51	American International Group Inc	4.125%	2/15/24	BBB+	54,606
40	American International Group Inc	3.750%	7/10/25	BBB+	43,133
25	Anthem Inc	2.375%	1/15/25	BBB+	25,865
45	Aon Corp	2.200%	11/15/22	BBB+	45,754
74	Ares Capital Corp	3.250%	7/15/25	BBB-	76,965
7	Assured Guaranty US Holdings Inc, (3)	5.000%	7/01/24	BBB+	7,701
100	Bank of America Corp	0.976%	4/22/25	A	99,566
80	Bank of America Corp	3.366%	1/23/26	A	84,881
210	Bank of America Corp	1.734%	7/22/27	A	208,648
100	Bank of Montreal	0.625%	7/09/24	A	99,068
100	Bank of Montreal	1.250%	9/15/26	A	98,135
100	Bank of New York Mellon Corp	0.750%	1/28/26	A+	97,753
20	Bank of Nova Scotia	0.700%	4/15/24	A	19,881
100	Bank of Nova Scotia	1.350%	6/24/26	A	99,254
320	Barclays PLC	3.932%	5/07/25	BBB+	340,401
50	BGC Partners Inc	3.750%	10/01/24	BBB-	52,752
40	Blackstone Secured Lending Fund	2.750%	9/16/26	Baa3	40,363
20	Boston Properties LP	3.800%	2/01/24	BBB+	21,119
69	Canadian Imperial Bank of Commerce	3.100%	4/02/24	A	72,594
100	Canadian Imperial Bank of Commerce	1.000%	10/18/24	A	99,576
100	Capital One Financial Corp	3.750%	4/24/24	BBB+	106,331
208	Capital One Financial Corp	3.300%	10/30/24	BBB+	221,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$50	Charles Schwab Corp	1.150%	5/13/26	A	$49,581
30	Chubb INA Holdings Inc	3.150%	3/15/25	A	31,955
73	Citigroup Inc	4.044%	6/01/24	A-	76,743
60	Citigroup Inc	3.875%	3/26/25	BBB	64,450
100	Citigroup Inc	0.981%	5/01/25	A-	99,560
100	Citigroup Inc	1.281%	11/03/25	A3	100,110
100	Citigroup Inc	1.462%	6/09/27	A-	98,513
50	CNA Financial Corp	3.950%	5/15/24	BBB+	53,240
120	Cooperatieve Rabobank UA	4.375%	8/04/25	BBB+	131,865
200	Credit Suisse Group AG	3.750%	3/26/25	BBB+	214,068
10	Deutsche Bank AG/London	3.700%	5/30/24	BBB	10,586
200	Deutsche Bank AG/New York NY	3.700%	5/30/24	BBB	211,529
100	Fifth Third Bancorp	1.707%	11/01/27	BBB+	99,662
160	Goldman Sachs Group Inc	3.625%	2/20/24	A-	169,213
70	Goldman Sachs Group Inc	3.750%	5/22/25	A-	75,132
100	Goldman Sachs Group Inc	1.948%	10/21/27	A-	100,097
100	Golub Capital BDC Inc	2.050%	2/15/27	BBB-	97,174
100	HSBC Holdings PLC	0.976%	5/24/25	A	99,173
160	HSBC Holdings PLC	4.300%	3/08/26	A	176,208
16	Humana Inc	2.900%	12/15/22	BBB	16,386
35	Jefferies Group LLC	5.125%	1/20/23	BBB	36,823
100	JPMorgan Chase & Co	0.768%	8/09/25	A	98,825
134	JPMorgan Chase & Co	2.005%	3/13/26	A	136,556
100	JPMorgan Chase & Co	1.578%	4/22/27	A	99,030
50	Lincoln National Corp	4.000%	9/01/23	BBB+	52,944
100	Main Street Capital Corp	3.000%	7/14/26	BBB-	100,931
16	Marsh & McLennan Cos Inc	3.875%	3/15/24	BBB+	17,082
15	MetLife Inc	3.600%	4/10/24	A-	15,993
100	Mid-America Apartments LP	1.100%	9/15/26	BBB+	97,484
110	Mitsubishi UFJ Financial Group Inc	0.953%	7/19/25	A	109,340
177	Morgan Stanley	3.700%	10/23/24	A	189,824
100	Morgan Stanley	0.790%	5/30/25	A	98,925
100	Morgan Stanley	1.164%	10/21/25	A	99,436
100	Morgan Stanley	1.593%	5/04/27	A	99,068
50	Nasdaq Inc	4.250%	6/01/24	BBB	53,688
310	NatWest Group PLC	4.269%	3/22/25	BBB+	331,976
80	Nomura Holdings Inc	1.653%	7/14/26	BBB+	78,757
10	Oaktree Specialty Lending Corp	2.700%	1/15/27	Baa3	9,957
10	Office Properties Income Trust	2.650%	6/15/26	BBB-	9,994

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$50	Old Republic International Corp	3.875%	8/26/26	BBB	$54,734
50	Owl Rock Capital Corp	3.750%	7/22/25	BBB-	52,168
100	PNC Financial Services Group Inc	1.150%	8/13/26	A-	99,059
11	Prudential Financial Inc	5.625%	6/15/43	BBB+	11,615
51	Prudential Financial Inc	5.200%	3/15/44	BBB+	53,964
100	Royal Bank of Canada	0.750%	10/07/24	A+	99,117
100	Royal Bank of Canada	1.200%	4/27/26	A+	98,559
81	Santander Holdings USA Inc	3.500%	6/07/24	BBB	85,526
120	Santander UK Group Holdings PLC	4.796%	11/15/24	BBB+	128,847
85	State Street Corp	3.700%	11/20/23	A+	90,347
140	Sumitomo Mitsui Financial Group Inc	3.748%	7/19/23	A	147,329
100	SVB Financial Group	1.800%	10/28/26	BBB+	99,815
10	Symetra Financial Corp	4.250%	7/15/24	BBB	10,692
110	Synchrony Financial	4.375%	3/19/24	BBB-	117,622
50	Toronto-Dominion Bank	1.200%	6/03/26	A	49,382
100	Toronto-Dominion Bank	1.250%	9/10/26	A+	98,148
21	Trinity Acquisition PLC	4.625%	8/15/23	BBB	22,308
126	Truist Bank	3.689%	8/02/24	A	132,648
20	Ventas Realty LP	3.750%	5/01/24	BBB+	21,129
10	Vornado Realty LP	2.150%	6/01/26	BBB	10,071
50	Voya Financial Inc	3.125%	7/15/24	BBB	52,793
18	Wells Fargo & Co	3.500%	3/08/22	A	18,201
141	Wells Fargo & Co	3.750%	1/24/24	A	149,615
100	Wells Fargo & Co	0.805%	5/19/25	A	99,537
110	Wells Fargo & Co	3.550%	9/29/25	A	118,445
100	Westpac Banking Corp	1.150%	6/03/26	AA-	98,758
8,312	Total Financials				8,579,943
	Industrial – 9.9%
85	AbbVie Inc	2.600%	11/21/24	BBB	88,506
85	Altria Group Inc	2.350%	5/06/25	BBB+	87,626
80	American Tower Corp	2.400%	3/15/25	BBB	82,424
35	Amgen Inc	1.900%	2/21/25	BBB+	35,770
50	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	3.650%	2/01/26	BBB+	54,356
50	Anheuser-Busch InBev Finance Inc	3.650%	2/01/26	BBB+	54,356
110	AT&T Inc	3.400%	5/15/25	BBB	117,529
30	AutoZone Inc	3.250%	4/15/25	BBB	31,783
50	BAT International Finance PLC	1.668%	3/25/26	BBB	49,446
23	Becton Dickinson and Co	3.363%	6/06/24	BBB-	24,256
85	Boeing Co	4.875%	5/01/25	BBB-	93,902

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$100	Broadcom Inc	3.150%	11/15/25	BBB-	$105,591
100	Carlisle Cos Inc	0.550%	9/01/23	BBB	99,623
20	Carrier Global Corp	2.242%	2/15/25	BBB-	20,532
19	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/01/24	BBB-	20,376
30	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	BBB-	33,361
47	Cigna Corp	3.750%	7/15/23	BBB+	49,323
30	CNH Industrial Capital LLC	1.450%	7/15/26	BBB-	29,569
71	CVS Health Corp	2.625%	8/15/24	BBB	73,997
49	Dell International LLC / EMC Corp	5.450%	6/15/23	BBB	52,180
10	Diamondback Energy Inc	4.750%	5/31/25	BBB-	11,073
100	DXC Technology Co	1.800%	9/15/26	BBB	98,502
100	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	A-	104,053
100	eBay Inc	1.400%	5/10/26	BBB+	99,216
10	Enbridge Inc	3.500%	6/10/24	BBB+	10,567
34	Energy Transfer LP	4.250%	3/15/23	BBB-	35,247
50	Enterprise Products Operating LLC	3.900%	2/15/24	BBB+	53,088
45	Equifax Inc	2.600%	12/15/25	BBB	46,906
30	Equinix Inc	1.450%	5/15/26	BBB	29,643
50	Fidelity National Information Services Inc	0.600%	3/01/24	BBB	49,567
70	Fiserv Inc	3.800%	10/01/23	BBB	73,843
70	Fiserv Inc	2.750%	7/01/24	BBB	73,076
20	Fox Corp	4.030%	1/25/24	BBB	21,295
20	General Electric Co	3.375%	3/11/24	BBB+	21,115
100	General Motors Financial Co Inc	1.200%	10/15/24	BBB-	99,829
100	General Motors Financial Co Inc	1.250%	1/08/26	BBB-	98,091
90	Gilead Sciences Inc	3.500%	2/01/25	BBB+	95,938
59	Global Payments Inc	4.000%	6/01/23	BBB-	61,858
30	HCA Inc	5.250%	4/15/25	BBB-	33,640
50	Hewlett Packard Enterprise Co	4.900%	10/15/25	BBB	56,021
10	HP Inc	2.200%	6/17/25	BBB	10,258
20	HP Inc, 144A	1.450%	6/17/26	BBB	19,701
100	Hyatt Hotels Corp	1.800%	10/01/24	BBB-	100,370
36	Keurig Dr Pepper Inc	4.057%	5/25/23	BBB	37,808
45	Kinder Morgan Energy Partners LP	4.250%	9/01/24	BBB	48,558
100	Kinder Morgan Inc, (WI/DD)	1.750%	11/15/26	BBB	99,851
30	Laboratory Corp of America Holdings	1.550%	6/01/26	BBB	29,800
50	Las Vegas Sands Corp	2.900%	6/25/25	BBB-	50,735
9	Marriott International Inc/MD	5.750%	5/01/25	BBB-	10,201

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$10	McDonald's Corp	3.250%	6/10/24	BBB+	$10,579
100	McKesson Corp	1.300%	8/15/26	BBB+	98,025
45	Moody's Corp	3.750%	3/24/25	BBB+	48,468
60	MPLX LP	4.875%	12/01/24	BBB	65,774
100	National Fuel Gas Co	5.200%	7/15/25	BBB-	110,336
50	Omnicom Group Inc / Omnicom Capital Inc	3.650%	11/01/24	BBB+	53,389
10	ONEOK Inc	2.750%	9/01/24	BBB	10,396
100	Oracle Corp	2.950%	11/15/24	BBB+	105,105
30	PayPal Holdings Inc	2.400%	10/01/24	A-	31,218
50	Pioneer Natural Resources Co	0.550%	5/15/23	BBB	49,842
10	Reliance Steel & Aluminum Co	4.500%	4/15/23	BBB	10,434
50	Roper Technologies Inc	2.350%	9/15/24	BBB	51,788
10	Ryder System Inc	2.500%	9/01/24	BBB	10,384
45	Sabine Pass Liquefaction LLC	5.625%	3/01/25	BBB-	50,528
50	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	BBB	53,210
10	Southern Copper Corp	3.875%	4/23/25	BBB+	10,782
20	Steel Dynamics Inc	2.800%	12/15/24	BBB-	20,918
50	Stryker Corp	1.150%	6/15/25	BBB+	49,845
20	Tapestry Inc	4.250%	4/01/25	BBB-	21,626
100	Thermo Fisher Scientific Inc	1.215%	10/18/24	Baa1	100,108
50	T-Mobile USA Inc	3.500%	4/15/25	BBB-	53,327
100	TransCanada PipeLines Ltd	1.000%	10/12/24	BBB+	99,596
59	Union Pacific Corp	3.150%	3/01/24	A-	62,046
70	Verizon Communications Inc	0.850%	11/20/25	BBB+	68,575
100	VMware Inc	1.400%	8/15/26	BBB-	98,503
25	Williams Cos Inc	3.900%	1/15/25	BBB	26,868
50	Zimmer Biomet Holdings Inc	3.550%	4/01/25	BBB	53,213
4,061	Total Industrial				4,209,239
	Utility – 12.5%
100	AES Corp	1.375%	1/15/26	BBB-	97,824
81	Ameren Corp	2.500%	9/15/24	BBB	84,180
100	American Electric Power Co Inc	1.000%	11/01/25	BBB	98,220
48	American Water Capital Corp	3.850%	3/01/24	A-	50,937
85	Avangrid Inc	3.150%	12/01/24	BBB	89,734
100	Black Hills Corp	1.037%	8/23/24	BBB+	99,755
80	CenterPoint Energy Inc	2.500%	9/01/24	BBB	82,898
80	CMS Energy Corp	3.875%	3/01/24	BBB	84,618
61	Dominion Energy Inc	3.071%	8/15/24	BBB	64,021
150	Dominion Energy Inc	3.300%	3/15/25	BBB	159,306

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$100	Dominion Energy Inc	1.450%	4/15/26	BBB	$99,236
70	DTE Energy Co	2.529%	10/01/24	BBB	72,918
100	DTE Energy Co	1.050%	6/01/25	BBB	98,750
179	Duke Energy Carolinas LLC	3.050%	3/15/23	A+	184,770
100	Duke Energy Corp	0.900%	9/15/25	BBB	98,223
85	Edison International	4.950%	4/15/25	BBB-	93,241
70	Entergy Gulf States Louisiana LLC	5.590%	10/01/24	A	78,931
169	Entergy Louisiana LLC	5.400%	11/01/24	A	190,086
109	Evergy Inc	2.450%	9/15/24	BBB	112,869
70	Eversource Energy	2.750%	3/15/22	BBB+	70,481
100	Eversource Energy	0.800%	8/15/25	BBB+	97,656
100	Eversource Energy	1.400%	8/15/26	BBB+	98,724
59	Exelon Corp	3.497%	6/01/22	BBB	59,837
80	Exelon Corp	3.950%	6/15/25	BBB	86,401
150	Exelon Corp	3.400%	4/15/26	BBB	160,749
266	Georgia Power Co	2.200%	9/15/24	BBB+	274,156
50	Interstate Power and Light Co	3.250%	12/01/24	BBB+	52,907
74	ITC Holdings Corp	2.700%	11/15/22	BBB	75,442
100	National Rural Utilities Cooperative Finance Corp	0.350%	2/08/24	A	98,784
24	NextEra Energy Capital Holdings Inc	2.800%	1/15/23	BBB+	24,607
235	NextEra Energy Capital Holdings Inc	2.750%	5/01/25	BBB+	246,557
70	NiSource Inc	0.950%	8/15/25	BBB	68,637
20	Oncor Electric Delivery Co LLC	2.950%	4/01/25	A	21,130
60	ONE Gas Inc	3.610%	2/01/24	BBB+	63,020
100	Pacific Gas and Electric Co	3.400%	8/15/24	BBB-	103,464
250	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	260,614
44	PacifiCorp	3.600%	4/01/24	A+	46,554
150	PacifiCorp	3.350%	7/01/25	A+	160,596
150	Pinnacle West Capital Corp	1.300%	6/15/25	BBB+	148,712
100	PPL Capital Funding Inc	3.100%	5/15/26	BBB	105,555
100	Public Service Co of Colorado	2.900%	5/15/25	A+	104,711
100	Public Service Electric and Gas Co	0.950%	3/15/26	A	98,656
150	Public Service Enterprise Group Inc	2.875%	6/15/24	BBB	156,441
165	Sempra Energy	3.550%	6/15/24	BBB	174,324
16	Southern California Edison Co	1.845%	2/01/22	A-	15,529
61	Southern California Edison Co	3.400%	6/01/23	A-	63,359
100	Southern California Edison Co	1.200%	2/01/26	A-	98,642
150	Southern Co	3.750%	9/15/51	BBB-	152,145
50	Tucson Electric Power Co	3.050%	3/15/25	A-	52,616

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$120	Wisconsin Electric Power Co	3.100%	6/01/25	A	$126,792
5,131	Total Utility				5,308,315
$17,504	Total Corporate Debt (cost $18,112,031)				18,097,497

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 30.8%
$202	American Express Credit Account Master Trust	2.200%	4/15/25	AA-	$205,019
50	AmeriCredit Automobile Receivables Trust 2021-2	1.010%	1/19/27	AA-	49,399
20	BA Credit Card Trust	0.440%	9/15/26	AAA	19,797
50	BANK 2021-BNK34	1.935%	6/15/63	AAA	50,610
100	Barclays Dryrock Issuance Trust	0.630%	7/15/27	AAA	98,969
100	BENCHMARK 2018-B1 Mortgage Trust	3.571%	1/15/51	AAA	102,163
100	Benchmark 2021-B29 Mortgage Trust	2.024%	9/15/54	AAA	101,762
86	Carmax Auto Owner Trust 2018-3	3.130%	6/15/23	AAA	86,811
95	Carmax Auto Owner Trust 2020-1	1.890%	12/16/24	AAA	96,124
100	CNH Equipment Trust 2019-C	2.350%	4/15/27	Aaa	102,819
120	COMM 2012-CCRE1 Mortgage Trust	3.912%	5/15/45	Aaa	121,400
542	COMM 2014-CCRE16 Mortgage Trust	3.775%	4/10/47	AAA	570,125
169	COMM 2014-LC17 Mortgage Trust	3.648%	10/10/47	Aaa	175,965
100	Discover Card Execution Note Trust	0.580%	9/15/26	AAA	98,912
226	Fannie Mae Pool BM3087	4.000%	12/01/32	N/R	240,792
74	Fannie Mae Pool MA3392	3.500%	6/01/33	N/R	78,724
59	Fannie Mae Pool MA3490	4.000%	10/01/33	N/R	62,155
127	Fannie Mae Pool MA3798	3.000%	10/01/34	N/R	133,711
34	Fannie Mae Pool MA3828	3.000%	11/01/34	N/R	36,018
37	Fannie Mae Pool MA3897	3.000%	1/01/35	N/R	38,500
438	Fannie Mae Pool MA3985	3.000%	4/01/35	N/R	460,212
521	Fannie Mae Pool MA4179	2.000%	11/01/35	N/R	534,702
395	Fannie Mae Pool MA4206	2.000%	12/01/35	N/R	405,870
1,603	Fannie Mae Pool MA4262	2.500%	2/01/36	N/R	1,669,462
674	Fannie Mae Pool MA4278	1.500%	3/01/36	N/R	679,175
900	Fannie Mae Pool MA4279	2.000%	3/01/36	N/R	924,502
295	Fannie Mae Pool MA4418	2.000%	9/01/36	N/R	302,556
689	Fannie Mae Pool MA4443	2.500%	10/01/36	N/R	716,503
700	Fannie Mae Pool MA4470	2.000%	11/01/36	N/R	718,873
100	Ford Credit Auto Owner Trust 2020-B	1.190%	1/15/26	AA	100,676
500	Ford Credit Floorplan Master Owner Trust A	2.440%	9/15/26	AAA	518,785
136	Freddie Mac Gold Pool G18642	3.500%	4/01/32	N/R	145,079
700	Freddie Mac Multifamily Structured Pass Through Certificates	3.205%	3/25/25	AAA	746,607

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$100	GM Financial Automobile Leasing Trust 2021-2	0.690%	5/20/25	AA	$99,332
150	GM Financial Consumer Automobile Receivables Trust 2020-1	2.180%	5/16/25	AA+	152,911
300	GS Mortgage Securities Trust 2019-GC38	3.872%	2/10/52	AAA	314,447
100	Honda Auto Receivables 2020-3 Owner Trust	0.370%	10/18/24	AAA	99,941
50	John Deere Owner Trust	0.740%	5/15/28	Aaa	49,440
200	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	Aaa	210,871
100	Mercedes-Benz Auto Lease Trust 2021-B	0.400%	11/15/24	AAA	99,528
50	MMAF Equipment Finance LLC 2019-A, 144A	2.930%	3/10/26	Aaa	51,649
300	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	Aaa	322,148
100	Morgan Stanley Capital I Trust 2021-L5	1.518%	5/15/54	AAA	99,259
100	Santander Drive Auto Receivables Trust 2021-2	0.900%	6/15/26	Aa3	100,017
50	Santander Retail Auto Lease Trust 2021-B, 144A	0.540%	6/20/25	Aaa	49,511
50	Santander Retail Auto Lease Trust 2021-B, 144A	1.410%	11/20/25	Baa2	49,778
106	SoFi Professional Loan Program 2020-C Trust, 144A	1.950%	2/15/46	AAA	107,358
100	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	AAA	102,601
100	Toyota Auto Receivables 2021-B Owner Trust	0.530%	10/15/26	AAA	98,442
90	Verizon Master Trust	0.500%	5/20/27	AAA	89,066
57	Verizon Owner Trust 2019-A	2.930%	9/20/23	AAA	57,561
128	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	133,602
118	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	Baa1	118,728
140	WFRBS Commercial Mortgage Trust 2013-C12	3.863%	3/15/48	AA	143,978
100	World Omni Auto Receivables Trust 2021-B	0.420%	6/15/26	AAA	99,291
$12,631	Total Securitized (cost $13,159,321)				13,042,236

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 25.3%
$2,184	United States Treasury Note/Bond	1.375%	10/15/22	AAA	$2,209,594
211	United States Treasury Note/Bond	2.000%	10/31/22	AAA	214,882
128	United States Treasury Note/Bond	2.000%	11/30/22	AAA	130,525
337	United States Treasury Note/Bond	2.375%	1/31/23	AAA	345,820
700	United States Treasury Note/Bond	0.125%	1/31/23	AAA	698,770
542	United States Treasury Note/Bond	2.500%	3/31/23	AAA	558,535
300	United States Treasury Note/Bond	0.250%	9/30/23	AAA	298,781
113	United States Treasury Note/Bond	2.875%	11/30/23	AAA	118,460
113	United States Treasury Note/Bond	2.500%	1/31/24	AAA	117,825
332	United States Treasury Note/Bond	1.750%	6/30/24	AAA	341,195
70	United States Treasury Note/Bond	1.250%	8/31/24	AAA	71,017
1,681	United States Treasury Note/Bond	1.375%	1/31/25	AAA	1,710,089
167	United States Treasury Note/Bond	0.375%	4/30/25	AAA	163,843
350	United States Treasury Note/Bond	0.250%	5/31/25	AAA	341,400

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$650	United States Treasury Note/Bond	0.250%	7/31/25	AAA	$632,506
200	United States Treasury Note/Bond	0.375%	12/31/25	AAA	194,234
700	United States Treasury Note/Bond	0.750%	4/30/26	AAA	688,160
1,300	United States Treasury Note/Bond	0.750%	5/31/26	AAA	1,277,098
150	United States Treasury Note/Bond	0.875%	6/30/26	AAA	148,031
200	United States Treasury Note/Bond	0.625%	7/31/26	AAA	194,930
300	United States Treasury Note/Bond	0.875%	9/30/26	AAA	295,617
$10,728	Total U.S. Treasury (cost $10,889,480)				10,751,312
	Total Long-Term Investments (cost $42,160,832)				41,891,045

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.0%
	MONEY MARKET FUNDS – 0.0%
4,552	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.030% (5)	$4,552
	Total Investments Purchased with Collateral from Securities Lending (cost $4,552)		4,552
	Total Investments (cost $42,165,384) – 98.8%		41,895,597
	Other Assets Less Liabilities – 1.2%		516,946
	Net Assets – 100%		$42,412,543
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$18,097,497	$ —	$18,097,497
Securitized	—	13,042,236	—	13,042,236
U.S. Treasury	—	10,751,312	—	10,751,312
Investments Purchased with Collateral from Securities Lending	4,552	—	—	4,552
Total	$4,552	$41,891,045	$ —	$41,895,597

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,466.
(4)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 97.9%
	CORPORATE DEBT – 97.9%
	Financials – 9.1%
$110	Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A	5.750%	5/15/26	BB+	$113,795
260	Centene Corp	4.250%	12/15/27	BB+	272,350
365	Centene Corp	2.450%	7/15/28	BB+	363,762
2,200	Centene Corp	4.625%	12/15/29	BB+	2,373,250
140	Compass Group Diversified Holdings LLC, 144A	5.250%	4/15/29	B+	145,600
60	Curo Group Holdings Corp, 144A	7.500%	8/01/28	B-	60,975
350	Deutsche Bank AG/New York NY	5.882%	7/08/31	BB+	411,209
400	Global Atlantic Fin Co, 144A	4.700%	10/15/51	BB+	412,120
150	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.375%	6/15/26	BB+	148,688
160	Howard Hughes Corp, 144A	5.375%	8/01/28	BB-	167,800
140	Howard Hughes Corp, 144A	4.375%	2/01/31	BB-	140,031
50	Icahn Enterprises LP / Icahn Enterprises Finance Corp	4.750%	9/15/24	BB	51,822
240	Intesa Sanpaolo SpA, 144A	5.710%	1/15/26	BB+	266,836
200	iStar Inc	4.250%	8/01/25	BB	205,000
300	Jefferies Finance LLC / JFIN Co-Issuer Corp, 144A	5.000%	8/15/28	BB-	304,068
300	Kennedy-Wilson Inc	5.000%	3/01/31	BB	305,250
200	Liberty Mutual Group Inc, 144A	4.125%	12/15/51	BB+	205,000
140	LPL Holdings Inc, 144A	4.000%	3/15/29	BB	142,800
150	MGIC Investment Corp	5.250%	8/15/28	BB+	159,590
200	Molina Healthcare Inc, 144A	4.375%	6/15/28	BB-	207,000
350	Molina Healthcare Inc, 144A	3.875%	11/15/30	BB-	360,937
110	MPT Operating Partnership LP / MPT Finance Corp	4.625%	8/01/29	BBB-	116,325
610	Nationstar Mortgage Holdings Inc, 144A	5.125%	12/15/30	B+	614,788
100	OneMain Finance Corp	6.875%	3/15/25	BB	111,625
150	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 144A	5.875%	10/01/28	B+	156,750
400	PennyMac Financial Services Inc, 144A	5.375%	10/15/25	BB-	412,500
375	PennyMac Financial Services Inc, 144A	5.750%	9/15/31	BB-	368,906
100	Radian Group Inc	6.625%	3/15/25	BB+	111,250
100	SLM Corp	4.200%	10/29/25	BB+	105,700

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$260	UniCredit SpA, 144A	5.459%	6/30/35	BB+	$284,430
8,670	Total Financials				9,100,157
	Industrial – 87.6%
350	1011778 BC ULC / New Red Finance Inc, 144A	3.875%	1/15/28	BB+	349,153
100	ACCO Brands Corp, 144A	4.250%	3/15/29	BB-	98,875
250	AdaptHealth LLC, 144A	4.625%	8/01/29	B+	247,187
200	AdaptHealth LLC, 144A	5.125%	3/01/30	B+	201,000
110	Adtalem Global Education Inc, 144A	5.500%	3/01/28	BB-	111,100
210	AECOM	5.125%	3/15/27	BB-	231,787
200	Air Canada, 144A	3.875%	8/15/26	BB	202,500
200	Altera Infrastructure LP/Teekay Offshore Finance Corp, 144A	8.500%	7/15/23	CCC	151,000
200	Altice France Holding SA, 144A	6.000%	2/15/28	CCC+	190,000
100	American Airlines Group Inc, 144A, (3)	3.750%	3/01/25	CCC	91,283
100	American Axle & Manufacturing Inc, (3)	5.000%	10/01/29	B+	95,614
150	AmeriGas Partners LP / AmeriGas Finance Corp	5.875%	8/20/26	Ba2	167,250
100	AMN Healthcare Inc, 144A	4.625%	10/01/27	BB-	102,752
100	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	7.875%	5/15/26	BB	109,375
200	APX Group Inc, 144A	5.750%	7/15/29	CCC+	198,250
180	Aramark Services Inc, 144A	5.000%	4/01/25	B+	184,275
100	Aramark Services Inc, 144A	5.000%	2/01/28	B+	102,250
210	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.875%	4/01/27	B+	218,925
340	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	351,900
280	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A	4.000%	9/01/29	B+	278,432
150	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 144A	5.250%	8/15/27	B-	149,625
120	ASGN Inc, 144A	4.625%	5/15/28	BB-	123,900
210	Aston Martin Capital Holdings Ltd, 144A, (3)	10.500%	11/30/25	CCC+	231,134
590	Avantor Funding Inc, 144A	4.625%	7/15/28	BB-	612,095
910	Avaya Inc, 144A	6.125%	9/15/28	B+	946,673
110	Avient Corp, 144A	5.750%	5/15/25	BB-	114,950
100	Avis Budget Car Rental LLC / Avis Budget Finance Inc, 144A	4.750%	4/01/28	B	103,750
300	Avis Budget Car Rental LLC / Avis Budget Finance Inc, 144A, (3)	5.375%	3/01/29	B	315,750
160	Axalta Coating Systems LLC, 144A	3.375%	2/15/29	BB-	152,386
150	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144A	4.750%	6/15/27	BB-	154,125
60	Ball Corp	4.875%	3/15/26	BB+	65,775
110	Ball Corp	2.875%	8/15/30	BB+	105,738
200	Ball Corp	3.125%	9/15/31	BB+	194,500
200	Bath & Body Works Inc, 144A	6.625%	10/01/30	BB	223,750
200	Bausch Health Cos Inc, 144A	5.750%	8/15/27	BB	209,397

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$1,250	Bausch Health Cos Inc, 144A	7.000%	1/15/28	B	$1,265,794
400	Bausch Health Cos Inc, 144A	5.000%	1/30/28	B	369,208
350	Black Knight InfoServ LLC, 144A	3.625%	9/01/28	BB-	348,250
60	Bombardier Inc, 144A	7.875%	4/15/27	CCC+	62,361
110	Booz Allen Hamilton Inc, 144A	3.875%	9/01/28	BB	111,579
200	Brookfield Residential Properties Inc / Brookfield Residential US LLC, 144A	4.875%	2/15/30	B+	200,412
150	Builders FirstSource Inc, 144A	6.750%	6/01/27	BBB-	158,063
60	Builders FirstSource Inc, 144A	5.000%	3/01/30	BB-	63,375
150	Builders FirstSource Inc, 144A	4.250%	2/01/32	BB-	151,191
150	Cable One Inc, 144A	4.000%	11/15/30	BB-	147,341
100	Camelot Finance SA, 144A	4.500%	11/01/26	B+	103,875
110	Cascades Inc/Cascades USA Inc, 144A	5.375%	1/15/28	BB-	115,088
400	Catalent Pharma Solutions Inc, 144A	5.000%	7/15/27	BB-	413,000
400	Catalent Pharma Solutions Inc, 144A	3.500%	4/01/30	BB-	397,000
150	CDK Global Inc, 144A	5.250%	5/15/29	BB+	160,875
440	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op	5.375%	4/15/27	B-	453,200
490	Century Communities Inc	6.750%	6/01/27	BB-	520,282
200	CGG SA, 144A	8.750%	4/01/27	B-	196,910
110	Charles River Laboratories International Inc, 144A	3.750%	3/15/29	BB	111,100
340	Chemours Co, (3)	5.375%	5/15/27	BB-	358,700
500	Chemours Co, 144A	5.750%	11/15/28	BB-	513,750
280	Cheniere Energy Inc	4.625%	10/15/28	BB	293,636
300	Cheniere Energy Partners LP	4.500%	10/01/29	BB	320,304
150	Cheniere Energy Partners LP, 144A	4.000%	3/01/31	BB	156,002
45	Cheniere Energy Partners LP, 144A	3.250%	1/31/32	BB	44,604
200	Cinemark USA Inc, 144A	5.250%	7/15/28	B	195,125
100	Clarivate Science Holdings Corp, 144A	4.875%	7/01/29	CCC+	99,570
170	Clean Harbors Inc, 144A	4.875%	7/15/27	BB	177,013
400	Clear Channel Outdoor Holdings Inc, 144A	7.500%	6/01/29	CCC	409,150
210	Clear Channel Worldwide Holdings Inc, 144A	5.125%	8/15/27	B+	215,407
200	Cogent Communications Group Inc, 144A	3.500%	5/01/26	BB	202,000
640	CommScope Inc, 144A	6.000%	3/01/26	BB-	659,200
240	CommScope Inc, 144A	8.250%	3/01/27	B-	244,546
200	CommScope Inc, 144A	4.750%	9/01/29	BB-	196,240
312	CommScope Technologies LLC, 144A	6.000%	6/15/25	B-	308,827
310	CommScope Technologies LLC, 144A	5.000%	3/15/27	B-	287,630
100	Consolidated Communications Inc, 144A	6.500%	10/01/28	B+	106,489
460	Cornerstone Building Brands Inc, 144A	6.125%	1/15/29	B-	477,250
100	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	5.625%	5/01/27	BB-	102,375

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$110	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp, 144A	6.000%	2/01/29	BB-	$114,000
130	Darling Ingredients Inc, 144A	5.250%	4/15/27	BB+	134,713
950	DaVita Inc, 144A	4.625%	6/01/30	BB-	954,712
830	DaVita Inc, 144A	3.750%	2/15/31	BB-	786,425
80	DCP Midstream Operating LP	5.375%	7/15/25	BB+	88,400
166	Delta Air Lines Inc	7.375%	1/15/26	BB+	195,234
100	Delta Air Lines Inc, (3)	4.375%	4/19/28	BB+	106,654
150	Deluxe Corp, 144A	8.000%	6/01/29	B-	157,875
760	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A, (3)	5.375%	8/15/26	CCC+	429,400
200	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	CC	59,643
550	DT Midstream Inc, 144A	4.125%	6/15/29	BB+	553,932
200	Dycom Industries Inc, 144A	4.500%	4/15/29	BB	203,000
210	Edgewell Personal Care Co, 144A	5.500%	6/01/28	BB	219,693
710	Elanco Animal Health Inc	5.272%	8/28/23	BB-	756,008
500	Elastic NV, 144A	4.125%	7/15/29	B+	497,443
140	Encompass Health Corp	4.500%	2/01/28	B+	142,534
300	Encompass Health Corp	4.750%	2/01/30	B+	307,500
30	Energizer Holdings Inc, 144A	4.750%	6/15/28	B	29,963
200	EnLink Midstream LLC, 144A	5.625%	1/15/28	BB+	212,066
450	EQM Midstream Partners LP, 144A	6.500%	7/01/27	BB-	500,625
210	Flex Acquisition Co Inc, 144A	7.875%	7/15/26	CCC+	219,227
25	Gap Inc, 144A	3.625%	10/01/29	BB	24,500
260	Gartner Inc, 144A	4.500%	7/01/28	BB+	270,712
160	Gartner Inc, 144A	3.625%	6/15/29	BB+	160,800
140	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	144,725
200	Go Daddy Operating Co LLC / GD Finance Co Inc, 144A	5.250%	12/01/27	BB-	207,500
600	Gray Television Inc, 144A	4.750%	10/15/30	B	591,830
400	Greif Inc, 144A	6.500%	3/01/27	B+	416,000
230	GrubHub Holdings Inc, 144A	5.500%	7/01/27	BB-	235,964
110	H&E Equipment Services Inc, 144A	3.875%	12/15/28	BB-	109,175
120	Hanesbrands Inc, 144A	4.625%	5/15/24	BB	125,100
100	Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 144A	5.750%	1/20/26	Ba3	105,000
110	HCA Inc	5.875%	2/15/26	BB+	125,263
610	HCA Inc	3.500%	9/01/30	BB+	641,506
250	Herbalife Nutrition Ltd / HLF Financing Inc, 144A	7.875%	9/01/25	BB-	268,427
500	Herc Holdings Inc, 144A	5.500%	7/15/27	BB-	521,250
310	Hilton Domestic Operating Co Inc	4.875%	1/15/30	BB	330,919
500	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	5.000%	6/01/29	B	509,875

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$500	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 144A	4.875%	7/01/31	B	$497,440
80	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp	4.875%	4/01/27	BB	82,800
400	HLF Financing Sarl LLC / Herbalife International Inc, 144A	4.875%	6/01/29	BB-	402,892
150	Hologic Inc, 144A	3.250%	2/15/29	BB	148,781
400	Horizon Therapeutics USA Inc, 144A	5.500%	8/01/27	BB-	421,500
7	Howmet Aerospace Inc	6.875%	5/01/25	BB+	8,112
190	Hughes Satellite Systems Corp	5.250%	8/01/26	BBB-	212,087
70	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	79,359
260	IAA Inc, 144A	5.500%	6/15/27	B	270,075
600	iHeartCommunications Inc	8.375%	5/01/27	CCC+	639,000
670	IHS Markit Ltd	4.750%	8/01/28	Baa2	780,783
120	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	125,100
390	Iron Mountain Inc, 144A	4.875%	9/15/29	BB-	402,909
1,100	ITT Holdings LLC, 144A	6.500%	8/01/29	B	1,102,750
450	Jaguar Holding Co II / PPD Development LP, 144A	5.000%	6/15/28	B+	482,625
200	Jazz Securities DAC, 144A	4.375%	1/15/29	BB	205,500
190	KAR Auction Services Inc, 144A	5.125%	6/01/25	B-	190,475
648	Kraft Heinz Foods Co	3.000%	6/01/26	BB+	677,844
10	Lamb Weston Holdings Inc, 144A	4.625%	11/01/24	BB+	10,244
200	Lamb Weston Holdings Inc, 144A	4.875%	5/15/28	BB+	214,622
250	Level 3 Financing Inc, 144A	4.250%	7/01/28	BB	247,160
200	Lions Gate Capital Holdings LLC, 144A	5.500%	4/15/29	B-	204,500
150	Lithia Motors Inc, 144A	3.875%	6/01/29	BB+	155,438
350	Live Nation Entertainment Inc, 144A	4.750%	10/15/27	B-	357,000
300	Lumen Technologies Inc, 144A	4.000%	2/15/27	BB+	301,500
250	Marriott Ownership Resorts Inc, 144A	4.500%	6/15/29	B+	250,000
70	Masonite International Corp, 144A	5.375%	2/01/28	BB+	73,500
100	MasTec Inc, 144A	4.500%	8/15/28	BB	102,500
100	Mattel Inc, 144A	3.375%	4/01/26	BB	102,873
100	Mattel Inc, 144A	3.750%	4/01/29	BB	103,880
1,100	MEDNAX Inc, 144A	6.250%	1/15/27	B+	1,153,427
120	Mercer International Inc	5.125%	2/01/29	BB-	119,306
150	Methanex Corp	5.250%	12/15/29	BB	159,000
490	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.625%	5/01/24	BB-	531,576
740	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.750%	2/01/27	BB-	843,600
130	Michaels Cos Inc, 144A	5.250%	5/01/28	BB-	131,300
100	ModivCare Inc, 144A	5.875%	11/15/25	B+	105,000
100	NCL Corp Ltd, 144A	3.625%	12/15/24	B-	94,125
150	NCL Finance Ltd, 144A	6.125%	3/15/28	B-	151,313

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$180	NCR Corp, 144A	5.750%	9/01/27	B+	$189,450
560	NCR Corp, 144A	5.000%	10/01/28	B+	567,000
240	NCR Corp, 144A	6.125%	9/01/29	B+	257,853
110	Netflix Inc	4.875%	4/15/28	BBB	126,018
130	Netflix Inc	5.875%	11/15/28	BBB-	158,236
100	Newell Brands Inc	4.875%	6/01/25	BB+	109,534
300	Nexstar Media Inc, 144A	4.750%	11/01/28	B+	306,495
700	Nielsen Co Luxembourg SARL, 144A, (3)	5.000%	2/01/25	BB	712,687
1,700	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.625%	10/01/28	BB	1,767,550
100	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.875%	10/01/30	BB	104,680
300	Nielsen Finance LLC / Nielsen Finance Co, 144A	4.750%	7/15/31	BB	292,380
160	Nokia Oyj	4.375%	6/12/27	BB+	172,000
220	NortonLifeLock Inc, 144A	5.000%	4/15/25	BB-	221,650
160	ON Semiconductor Corp, 144A	3.875%	9/01/28	BB	161,800
200	Open Text Corp, 144A	3.875%	2/15/28	BB	201,500
600	ORGANON & CO/ORG, 144A	4.125%	4/30/28	BB	608,250
200	ORGANON & CO/ORG, 144A	5.125%	4/30/31	BB-	206,286
200	Outfront Media Capital LLC / Outfront Media Capital Corp, 144A	5.000%	8/15/27	B+	204,000
400	Outfront Media Capital LLC / Outfront Media Capital Corp, 144A	4.250%	1/15/29	B+	392,000
100	Outfront Media Capital LLC / Outfront Media Capital Corp, 144A	4.625%	3/15/30	B+	99,970
110	Owens & Minor Inc, 144A	4.500%	3/31/29	B+	110,413
100	Owens-Brockway Glass Container Inc, 144A	5.875%	8/15/23	B	105,250
120	Parkland Corp/Canada, 144A	5.875%	7/15/27	BB	126,750
170	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	B	133,118
900	Performance Food Group Inc, 144A	5.500%	10/15/27	B+	938,250
685	Performance Food Group Inc, 144A	4.250%	8/01/29	B+	685,000
200	Plantronics Inc, 144A, (3)	4.750%	3/01/29	B	183,500
100	Post Holdings Inc, 144A	5.625%	1/15/28	B+	104,370
350	Post Holdings Inc, 144A	4.625%	4/15/30	B+	351,750
250	PRA Health Sciences Inc, 144A	2.875%	7/15/26	BB+	251,562
120	Prestige Brands Inc, 144A	3.750%	4/01/31	B+	115,941
200	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB-	213,930
1,300	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	1,332,500
50	Primo Water Holdings Inc, 144A	4.375%	4/30/29	B+	49,554
100	PTC Inc, 144A	3.625%	2/15/25	BB	101,628
100	PTC Inc, 144A	4.000%	2/15/28	BB	101,375
350	Rackspace Technology Global Inc, 144A	3.500%	2/15/28	B+	334,372
350	Rakuten Group Inc, 144A	5.125%	N/A (4)	B+	351,400
200	Rakuten Group Inc, 144A	6.250%	N/A (4)	B+	210,260

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$800	Realogy Group LLC / Realogy Co-Issuer Corp, 144A	5.750%	1/15/29	B	$829,000
600	Renewable Energy Group Inc, 144A	5.875%	6/01/28	BB	630,750
130	Ritchie Bros Auctioneers Inc, 144A	5.375%	1/15/25	BB+	132,275
280	Rite Aid Corp, 144A	8.000%	11/15/26	B-	281,400
400	Royal Caribbean Cruises Ltd, 144A	9.125%	6/15/23	B+	434,312
300	Royal Caribbean Cruises Ltd, 144A	4.250%	7/01/26	B	291,000
50	Sabre GLBL Inc, 144A	9.250%	4/15/25	BB-	57,783
600	SBA Communications Corp	4.875%	9/01/24	BB-	607,500
900	SBA Communications Corp	3.875%	2/15/27	BB-	928,152
320	Scripps Escrow II Inc, 144A	5.375%	1/15/31	CCC+	313,200
10	Scripps Escrow Inc, 144A	5.875%	7/15/27	CCC+	10,150
250	Seagate HDD Cayman	4.091%	6/01/29	BB+	258,492
150	SeaWorld Parks & Entertainment Inc, 144A	5.250%	8/15/29	B-	152,813
1,140	Select Medical Corp, 144A	6.250%	8/15/26	B-	1,192,402
100	Sensata Technologies BV, 144A	4.000%	4/15/29	BB+	101,566
100	Sensata Technologies Inc, 144A	3.750%	2/15/31	BB+	98,625
170	Service Corp International/US	5.125%	6/01/29	BB	183,557
150	Service Corp International/US	4.000%	5/15/31	BB	153,375
35	Sirius XM Radio Inc, 144A	3.125%	9/01/26	BB	35,044
310	Sirius XM Radio Inc, 144A	5.000%	8/01/27	BB	323,562
260	Sirius XM Radio Inc, 144A	5.500%	7/01/29	BB	280,475
300	Sirius XM Radio Inc, 144A	4.125%	7/01/30	BB	298,662
150	Sirius XM Radio Inc, 144A	3.875%	9/01/31	BB	144,095
356	Six Flags Entertainment Corp, 144A, (3)	5.500%	4/15/27	B-	368,460
300	Sotheby's, 144A	7.375%	10/15/27	B+	316,125
100	Spectrum Brands Inc, 144A	3.875%	3/15/31	B	98,000
250	Spirit AeroSystems Inc, 144A	7.500%	4/15/25	B	263,937
150	Square Inc, 144A	2.750%	6/01/26	BB	151,649
50	Suburban Propane Partners LP/Suburban Energy Finance Corp, 144A	5.000%	6/01/31	BB-	51,250
600	Summit Materials LLC / Summit Materials Finance Corp, 144A	5.250%	1/15/29	BB	628,500
380	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB-	398,050
200	Sunoco LP / Sunoco Finance Corp	4.500%	5/15/29	BB-	202,250
110	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB-	112,497
150	Surgery Center Holdings Inc, 144A	10.000%	4/15/27	CCC	161,027
50	Syneos Health Inc, 144A	3.625%	1/15/29	BB-	49,350
100	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 144A	6.000%	9/01/31	BB-	98,375
870	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.000%	1/15/28	BB+	915,536
520	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.875%	1/15/29	BB+	582,400
650	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.500%	3/01/30	BB+	714,376

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$400	Targa Resources Partners LP / Targa Resources Partners Finance Corp	4.875%	2/01/31	BB+	$431,292
190	TEGNA Inc	5.000%	9/15/29	BB	192,361
250	Teleflex Inc	4.625%	11/15/27	BB	259,062
100	Teleflex Inc, 144A	4.250%	6/01/28	BB	102,745
700	Tempur Sealy International Inc, 144A	4.000%	4/15/29	BB+	711,067
980	Tenet Healthcare Corp, 144A	5.125%	11/01/27	B+	1,024,100
230	Tenet Healthcare Corp, 144A	4.625%	6/15/28	B+	238,337
260	Tenneco Inc, (3)	5.000%	7/15/26	B-	253,565
250	Terex Corp, 144A	5.000%	5/15/29	BB-	255,000
650	Thor Industries Inc, 144A	4.000%	10/15/29	BB-	643,695
460	TransDigm Inc	6.375%	6/15/26	B-	475,525
260	TransDigm Inc	4.875%	5/01/29	B-	260,762
110	TreeHouse Foods Inc, (3)	4.000%	9/01/28	B+	105,061
470	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A	5.375%	9/01/25	B	479,461
148	Triumph Group Inc, 144A	8.875%	6/01/24	B+	163,023
200	Triumph Group Inc, 144A	6.250%	9/15/24	CCC+	199,692
1,170	Trivium Packaging Finance BV, 144A	5.500%	8/15/26	B	1,215,314
600	Tronox Inc, 144A	4.625%	3/15/29	B	588,198
100	TTM Technologies Inc, 144A	4.000%	3/01/29	BB-	99,112
130	Twilio Inc	3.875%	3/15/31	BB	131,271
150	United Natural Foods Inc, 144A	6.750%	10/15/28	B	162,375
160	United Rentals North America Inc	4.875%	1/15/28	BB	168,888
180	United Rentals North America Inc	5.250%	1/15/30	BB	194,850
300	United Rentals North America Inc	4.000%	7/15/30	BB	306,087
100	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.125%	12/15/24	CCC	102,375
320	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	336,544
500	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 144A	4.750%	4/15/28	B	501,957
250	Univar Solutions USA Inc/Washington, 144A	5.125%	12/01/27	BB	260,625
230	Univision Communications Inc, 144A	6.625%	6/01/27	B	248,816
100	UPC Holding BV, 144A	5.500%	1/15/28	B	103,500
360	US Foods Inc, 144A	6.250%	4/15/25	BB-	376,200
260	US Foods Inc, 144A	4.750%	2/15/29	B+	263,060
210	Valvoline Inc, 144A	4.250%	2/15/30	BB-	213,150
100	VEON Holdings BV, Reg S	7.250%	4/26/23	BB+	106,270
200	VEON Holdings BV, 144A	3.375%	11/25/27	BBB-	200,562
100	ViacomCBS Inc	6.250%	2/28/57	BB+	114,327
120	VICI Properties LP / VICI Note Co Inc, 144A	3.750%	2/15/27	BB	123,300
450	VICI Properties LP / VICI Note Co Inc, 144A	4.625%	12/01/29	BB	480,094
250	Victoria's Secret & Co, 144A	4.625%	7/15/29	BB-	251,100

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$350	Videotron Ltd, 144A	3.625%	6/15/29	BB+	$351,750
110	Vista Outdoor Inc, 144A	4.500%	3/15/29	BB-	110,138
300	Vodafone Group PLC	7.000%	4/04/79	BB+	362,725
250	Vodafone Group PLC	4.125%	6/04/81	BB+	248,505
110	Vodafone Group PLC	3.250%	6/04/81	BB+	110,052
67	Weatherford International Ltd, 144A	11.000%	12/01/24	B-	69,848
600	Weatherford International Ltd, 144A, (3)	6.500%	9/15/28	BB-	633,750
300	Weatherford International Ltd, 144A	8.625%	4/30/30	B-	308,151
200	Weir Group PLC, 144A	2.200%	5/13/26	BBB-	198,696
521	WESCO Distribution Inc, 144A	7.250%	6/15/28	BB-	574,616
350	Western Digital Corp	4.750%	2/15/26	BB+	384,562
210	Western Midstream Operating LP	5.300%	2/01/30	BB	230,212
150	William Carter Co, 144A	5.500%	5/15/25	BB+	156,938
450	Williams Scotsman International Inc, 144A	4.625%	8/15/28	B+	465,187
100	WR Grace Holdings LLC, 144A	4.875%	6/15/27	B+	101,575
40	WR Grace Holdings LLC, 144A	5.625%	8/15/29	B-	40,350
240	Wyndham Hotels & Resorts Inc, 144A	4.375%	8/15/28	BB	247,932
210	Xerox Corp	4.375%	3/15/23	BB+	216,651
310	Xerox Holdings Corp, 144A	5.500%	8/15/28	BB+	313,490
500	XPO Logistics Inc, 144A	6.250%	5/01/25	BB-	526,725
560	Yum! Brands Inc, 144A	4.750%	1/15/30	BB-	597,800
300	Zayo Group Holdings Inc, 144A	6.125%	3/01/28	CCC+	292,810
190	Ziggo Bond Co BV, 144A	6.000%	1/15/27	B-	196,175
1,300	Ziggo BV, 144A	4.875%	1/15/30	B+	1,321,937
200	ZoomInfo Technologies LLC/ZoomInfo Finance Corp, 144A	3.875%	2/01/29	B	198,750
85,645	Total Industrial				87,814,949
	Utility – 1.2%
200	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	211,600
100	Clearway Energy Operating LLC, 144A	3.750%	2/15/31	BB	99,000
160	Drax Finco PLC, 144A	6.625%	11/01/25	BBB-	164,400
500	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	B+	517,130
50	NextEra Energy Operating Partners LP, 144A	4.250%	7/15/24	BB+	52,935
150	NextEra Energy Operating Partners LP, 144A	3.875%	10/15/26	BB+	159,563
1,160	Total Utility				1,204,628
$95,475	Total Corporate Debt (cost $98,652,685)				98,119,734
	Total Long-Term Investments (cost $98,652,685)				98,119,734

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.4%
	MONEY MARKET FUNDS – 2.4%
2,352,758	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.030% (6)	$2,352,758
	Total Investments Purchased with Collateral from Securities Lending (cost $2,352,758)		2,352,758
	Total Investments (cost $101,005,443) – 100.3%		100,472,492
	Other Assets Less Liabilities – (0.3)%		(253,959)
	Net Assets – 100%		$100,218,533
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$98,119,734	$ —	$98,119,734
Investments Purchased with Collateral from Securities Lending	2,352,758	—	—	2,352,758
Total	$2,352,758	$98,119,734	$ —	$100,472,492

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,285,115.
(4)	Perpetual security. Maturity date is not applicable.
(5)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT	Real Estate Investment Trust

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.2%
	U.S. TREASURY – 38.0%
$6,005	United States Treasury Note/Bond	1.875%	9/30/22	AAA	$6,099,297
3,400	United States Treasury Note/Bond	1.500%	1/15/23	AAA	3,451,133
1,500	United States Treasury Note/Bond	0.125%	1/31/23	AAA	1,497,363
500	United States Treasury Note/Bond	0.125%	2/28/23	AAA	498,867
2,600	United States Treasury Note/Bond	0.125%	3/31/23	AAA	2,592,586
2,400	United States Treasury Note/Bond	0.125%	4/30/23	AAA	2,391,375
700	United States Treasury Note/Bond	0.125%	5/31/23	AAA	697,266
1,900	United States Treasury Note/Bond	0.125%	6/30/23	AAA	1,891,762
1,248	United States Treasury Note/Bond	2.750%	7/31/23	AAA	1,298,456
1,300	United States Treasury Note/Bond	0.125%	7/31/23	AAA	1,293,195
1,300	United States Treasury Note/Bond	0.125%	8/31/23	AAA	1,292,535
4,800	United States Treasury Note/Bond	0.250%	9/30/23	AAA	4,780,500
1,346	United States Treasury Note/Bond	2.875%	11/30/23	AAA	1,411,039
1,411	United States Treasury Note/Bond	2.500%	1/31/24	AAA	1,471,243
1,814	United States Treasury Note/Bond	2.250%	4/30/24	AAA	1,885,497
4,872	United States Treasury Note/Bond	2.000%	5/31/24	AAA	5,036,620
262	United States Treasury Note/Bond	1.250%	8/31/24	AAA	265,807
3,090	United States Treasury Note/Bond	2.125%	9/30/24	AAA	3,211,790
1,454	United States Treasury Note/Bond	2.125%	11/30/24	AAA	1,512,671
2,824	United States Treasury Note/Bond	1.375%	1/31/25	AAA	2,872,869
1,500	United States Treasury Note/Bond	0.250%	5/31/25	AAA	1,463,145
950	United States Treasury Note/Bond	0.250%	8/31/25	AAA	922,799
3,900	United States Treasury Note/Bond	0.250%	9/30/25	AAA	3,785,133
800	United States Treasury Note/Bond	0.250%	10/31/25	AAA	775,031
1,820	United States Treasury Note/Bond	0.375%	11/30/25	AAA	1,769,523
1,300	United States Treasury Note/Bond	0.375%	12/31/25	AAA	1,262,524
3,500	United States Treasury Note/Bond	0.375%	1/31/26	AAA	3,394,316
500	United States Treasury Note/Bond	0.500%	2/28/26	AAA	487,109
1,900	United States Treasury Note/Bond	0.750%	3/31/26	AAA	1,869,125
3,200	United States Treasury Note/Bond	0.750%	4/30/26	AAA	3,145,875
700	United States Treasury Note/Bond	0.750%	5/31/26	AAA	687,668
1,700	United States Treasury Note/Bond	0.875%	6/30/26	AAA	1,677,688
1,100	United States Treasury Note/Bond	0.625%	7/31/26	AAA	1,072,113
1,450	United States Treasury Note/Bond	0.750%	8/31/26	AAA	1,420,887
2,600	United States Treasury Note/Bond	0.875%	9/30/26	AAA	2,562,016

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$900	United States Treasury Note/Bond	0.500%	6/30/27	AAA	$860,660
2,186	United States Treasury Note/Bond	2.250%	8/15/27	AAA	2,299,228
888	United States Treasury Note/Bond	2.250%	11/15/27	AAA	934,377
2,344	United States Treasury Note/Bond	2.750%	2/15/28	AAA	2,537,197
1,470	United States Treasury Note/Bond	2.375%	5/15/29	AAA	1,564,000
514	United States Treasury Note/Bond	1.625%	8/15/29	AAA	519,903
200	United States Treasury Note/Bond	0.625%	5/15/30	AAA	185,820
200	United States Treasury Note/Bond	0.625%	8/15/30	AAA	185,336
500	United States Treasury Note/Bond	1.250%	8/15/31	AAA	485,859
200	United States Treasury Note/Bond	1.125%	8/15/40	AAA	172,781
3,850	United States Treasury Note/Bond	1.375%	11/15/40	AAA	3,474,324
1,300	United States Treasury Note/Bond	1.875%	2/15/41	AAA	1,277,453
500	United States Treasury Note/Bond	2.250%	5/15/41	AAA	521,875
1,700	United States Treasury Note/Bond	1.750%	8/15/41	AAA	1,636,516
1,964	United States Treasury Note/Bond	2.750%	8/15/42	AAA	2,221,391
4,571	United States Treasury Note/Bond	2.750%	8/15/47	AAA	5,311,109
2,050	United States Treasury Note/Bond	1.250%	5/15/50	AAA	1,733,051
700	United States Treasury Note/Bond	1.375%	8/15/50	AAA	610,395
200	United States Treasury Note/Bond	1.625%	11/15/50	AAA	185,500
3,900	United States Treasury Note/Bond	1.875%	2/15/51	AA+	3,836,625
1,100	United States Treasury Note/Bond	2.375%	5/15/51	AAA	1,208,969
700	United States Treasury Note/Bond	2.000%	8/15/51	AAA	709,953
$103,583	Total U.S. Treasury (cost $104,271,989)				104,219,145

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 28.4%
$50	AmeriCredit Automobile Receivables Trust 2021-2	1.010%	1/19/27	AA	$49,399
20	BA Credit Card Trust	0.440%	9/15/26	AAA	19,797
200	BANK 2019-BNK19	2.926%	8/15/61	AAA	209,817
100	BANK 2021-BNK34	1.935%	6/15/63	AAA	101,221
100	BANK 2021-BNK35	2.067%	6/15/64	Aaa	100,887
500	BBCMS Mortgage Trust 2020-C6	2.690%	2/15/53	AAA	516,077
200	Benchmark 2021-B24 Mortgage Trust	2.264%	3/15/54	AAA	201,100
100	Benchmark 2021-B27 Mortgage Trust	2.703%	7/15/54	A-	98,256
100	BENCHMARK Mortgage Trust	2.073%	8/15/54	Aaa	100,366
367	Capital One Multi-Asset Execution Trust	1.720%	8/15/24	AAA	371,256
95	Carmax Auto Owner Trust 2020-1	1.890%	12/16/24	AAA	96,124
100	Citibank Credit Card Issuance Trust	3.290%	5/23/25	AAA	104,301
180	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	Aaa	191,876
500	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	Aaa	527,344

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$100	Discover Card Execution Note Trust	0.580%	9/15/26	AAA	$98,912
2,467	Fannie Mae Pool FM5488	4.000%	5/01/49	N/R	2,642,771
3,423	Fannie Mae Pool FM5665	3.500%	8/01/48	N/R	3,650,112
385	Fannie Mae Pool MA2941	3.500%	3/01/32	N/R	407,824
433	Fannie Mae Pool MA3120	3.500%	9/01/47	AA	460,460
1,081	Fannie Mae Pool MA3143	3.000%	9/01/47	N/R	1,135,561
76	Fannie Mae Pool MA3182	3.500%	11/01/47	AA	81,069
297	Fannie Mae Pool MA3358	4.500%	5/01/48	AA	320,625
110	Fannie Mae Pool MA3392	3.500%	6/01/33	N/R	117,480
258	Fannie Mae Pool MA3490	4.000%	10/01/33	N/R	273,480
162	Fannie Mae Pool MA3536	4.000%	12/01/48	AA	173,425
258	Fannie Mae Pool MA3574	3.500%	1/01/49	N/R	272,726
1,451	Fannie Mae Pool MA3774	3.000%	9/01/49	AA	1,513,093
86	Fannie Mae Pool MA3828	3.000%	11/01/34	N/R	90,046
168	Fannie Mae Pool MA3865	3.000%	12/01/34	N/R	176,700
176	Fannie Mae Pool MA3890	3.000%	1/01/40	N/R	184,713
973	Fannie Mae Pool MA3905	3.000%	1/01/50	N/R	1,016,526
226	Fannie Mae Pool MA3957	3.500%	3/01/35	N/R	240,448
798	Fannie Mae Pool MA4074	2.000%	7/01/35	N/R	819,672
703	Fannie Mae Pool MA4123	2.000%	9/01/35	N/R	721,794
745	Fannie Mae Pool MA4180	2.500%	11/01/35	N/R	775,647
2,453	Fannie Mae Pool MA4182	2.000%	11/01/50	N/R	2,454,775
1,579	Fannie Mae Pool MA4208	2.000%	12/01/50	N/R	1,580,241
953	Fannie Mae Pool MA4254	1.500%	2/01/51	N/R	923,336
1,078	Fannie Mae Pool MA4255	2.000%	2/01/51	N/R	1,079,048
899	Fannie Mae Pool MA4268	2.000%	2/01/41	N/R	915,742
629	Fannie Mae Pool MA4278	1.500%	3/01/36	N/R	633,897
847	Fannie Mae Pool MA4298	2.500%	3/01/36	N/R	886,228
185	Fannie Mae Pool MA4302	1.500%	4/01/36	N/R	186,474
386	Fannie Mae Pool MA4304	1.500%	4/01/51	N/R	374,480
2,705	Fannie Mae Pool MA4305	2.000%	4/01/51	N/R	2,706,307
2,031	Fannie Mae Pool MA4307	3.000%	4/01/51	N/R	2,126,248
143	Fannie Mae Pool MA4310	1.500%	4/01/41	N/R	140,195
91	Fannie Mae Pool MA4316	2.500%	4/01/36	N/R	94,558
969	Fannie Mae Pool MA4325	2.000%	5/01/51	N/R	969,247
461	Fannie Mae Pool MA4327	3.000%	5/01/51	N/R	481,700
235	Fannie Mae Pool MA4329	2.000%	5/01/36	N/R	241,621
231	Fannie Mae Pool MA4330	2.500%	5/01/36	N/R	240,193
674	Fannie Mae Pool MA4334	2.500%	5/01/41	N/R	695,298
196	Fannie Mae Pool MA4337	4.000%	4/01/51	N/R	209,765
2,048	Fannie Mae Pool MA4355	2.000%	6/01/51	N/R	2,048,773

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$1,545	Fannie Mae Pool MA4356	2.500%	6/01/51	N/R	$1,589,835
852	Fannie Mae Pool MA4357	3.000%	6/01/51	N/R	889,878
383	Fannie Mae Pool MA4359	1.500%	6/01/36	N/R	385,663
382	Fannie Mae Pool MA4360	2.000%	6/01/36	N/R	392,800
95	Fannie Mae Pool MA4361	2.500%	6/01/36	N/R	98,522
100	Fannie Mae Pool MA4364	2.000%	6/01/41	N/R	102,006
97	Fannie Mae Pool MA4366	2.500%	6/01/41	N/R	99,824
197	Fannie Mae Pool MA4377	1.500%	7/01/51	N/R	191,072
294	Fannie Mae Pool MA4378	2.000%	7/01/51	N/R	294,603
891	Fannie Mae Pool MA4380	3.000%	7/01/51	N/R	930,454
294	Fannie Mae Pool MA4387	2.000%	7/01/41	N/R	299,212
494	Fannie Mae Pool MA4397	1.500%	8/01/51	N/R	479,131
1,527	Fannie Mae Pool MA4398	2.000%	8/01/51	N/R	1,527,741
490	Fannie Mae Pool MA4399	2.500%	8/01/51	N/R	503,956
195	Fannie Mae Pool MA4402	1.500%	8/01/36	N/R	196,074
584	Fannie Mae Pool MA4403	2.000%	8/01/36	N/R	599,430
494	Fannie Mae Pool MA4414	2.500%	9/01/51	N/R	507,627
835	Fannie Mae Pool MA4415	3.000%	9/01/51	N/R	872,531
396	Fannie Mae Pool MA4423	2.500%	9/01/41	N/R	409,396
1,097	Fannie Mae Pool MA4437	2.000%	10/01/51	N/R	1,097,238
415	Fannie Mae Pool MA4439, (WI/DD)	3.000%	10/01/51	N/R	435,014
400	Fannie Mae Pool MA4465, (WI/DD)	2.000%	11/01/51	N/R	400,227
400	Fannie Mae Pool MA4466, (WI/DD)	2.500%	11/01/51	N/R	411,105
8,150	Fannie Mae Pool MA4493, (WI/DD)	2.500%	11/01/51	N/R	8,376,257
200	Fannie Mae-Aces	3.062%	3/25/28	N/R	217,849
250	Fannie Mae-Aces	3.369%	7/25/28	N/R	276,182
100	Ford Credit Floorplan Master Owner Trust A	2.480%	9/15/24	AAA	101,854
800	Freddie Mac Multifamily Structured Pass Through Certificates	2.862%	5/25/26	AAA	849,884
100	Freddie Mac Multifamily Structured Pass Through Certificates	0.861%	6/25/27	Aaa	98,933
62	Freddie Mac Multifamily Structured Pass Through Certificates	1.760%	3/25/28	Aaa	63,131
100	Freddie Mac Multifamily Structured Pass Through Certificates	1.770%	5/25/28	Aaa	101,836
340	Freddie Mac Multifamily Structured Pass Through Certificates	2.701%	4/25/29	AAA	362,580
99	Freddie Mac Multifamily Structured Pass Through Certificates	1.101%	8/25/30	Aaa	97,056
100	Freddie Mac Multifamily Structured Pass Through Certificates	1.353%	11/25/30	Aaa	99,123
100	Freddie Mac Multifamily Structured Pass Through Certificates	1.647%	5/25/31	N/R	98,975
100	Freddie Mac Multifamily Structured Pass Through Certificates	2.007%	7/25/35	N/R	102,269
707	Ginnie Mae II Pool MA3663	3.500%	5/20/46	AA	747,336
98	Ginnie Mae II Pool MA5264	4.000%	6/20/48	AA	103,828
112	Ginnie Mae II Pool MA5398	4.000%	8/20/48	AA	118,659
666	Ginnie Mae II Pool MA6038	3.000%	7/20/49	N/R	691,971
308	Ginnie Mae II Pool MA6283	3.000%	11/20/49	N/R	319,862

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$1,201	Ginnie Mae II Pool MA6338	3.000%	12/20/49	N/R	$1,247,525
263	Ginnie Mae II Pool MA6542	3.500%	3/20/50	N/R	274,976
127	Ginnie Mae II Pool MA6600	3.500%	4/20/50	N/R	133,329
803	Ginnie Mae II Pool MA6819	2.500%	8/20/50	N/R	826,486
117	Ginnie Mae II Pool MA6820	3.000%	8/20/50	N/R	121,296
974	Ginnie Mae II Pool MA6864	2.000%	9/20/50	N/R	986,883
936	Ginnie Mae II Pool MA6865	2.500%	9/20/50	N/R	962,605
113	Ginnie Mae II Pool MA6931	2.500%	10/20/50	N/R	115,848
378	Ginnie Mae II Pool MA6995	2.500%	11/20/50	N/R	388,903
609	Ginnie Mae II Pool MA7051	2.000%	12/20/50	N/R	616,550
365	Ginnie Mae II Pool MA7054	3.500%	12/20/50	N/R	382,482
618	Ginnie Mae II Pool MA7136	2.500%	1/20/51	N/R	635,717
671	Ginnie Mae II Pool MA7312	2.500%	4/20/51	N/R	690,514
728	Ginnie Mae II Pool MA7367	2.500%	5/20/51	N/R	748,648
630	Ginnie Mae II Pool MA7419	3.000%	6/20/51	N/R	656,108
987	Ginnie Mae II Pool MA7472	2.500%	7/20/51	N/R	1,015,055
198	Ginnie Mae II Pool MA7535	3.000%	8/20/51	N/R	206,090
895	Ginnie Mae II Pool MA7590	3.000%	9/20/51	N/R	933,465
2,915	Ginnie Mae II Pool MA7704, (WI/DD)	2.000%	11/20/51	N/R	2,955,365
100	GM Financial Automobile Leasing Trust 2021-2	0.690%	5/20/25	AA+	99,332
200	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	AAA	225,447
100	Honda Auto Receivables 2021-2 Owner Trust	0.330%	8/15/25	AAA	99,452
50	John Deere Owner Trust	0.740%	5/15/28	Aaa	49,440
100	Mercedes-Benz Auto Lease Trust 2021-B	0.400%	11/15/24	AAA	99,528
100	Morgan Stanley Capital I Trust 2021-L5	1.518%	5/15/54	AAA	99,259
100	Santander Drive Auto Receivables Trust 2021-2	0.900%	6/15/26	Aaa	100,017
100	Toyota Auto Receivables 2021-B Owner Trust	0.530%	10/15/26	AAA	98,442
90	Verizon Master Trust	0.500%	5/20/27	AAA	89,066
256	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	267,205
300	Wells Fargo Commercial Mortgage Trust 2019-C49	3.760%	3/15/52	Aaa	328,088
100	World Omni Auto Receivables Trust 2021-B	0.420%	6/15/26	AAA	99,291
$75,754	Total Securitized (cost $78,254,488)				77,942,367

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 26.9%
	Financials – 8.5%
$100	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	BBB-	$103,891
150	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	BBB-	151,408
150	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	Baa3	152,664
100	Aflac Inc	3.600%	4/01/30	A-	111,040

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$200	Air Lease Corp	2.875%	1/15/26	BBB	$206,731
100	Alexandria Real Estate Equities Inc	3.375%	8/15/31	BBB+	108,087
71	Allstate Corp	4.500%	6/15/43	A-	89,037
10	Ally Financial Inc	5.800%	5/01/25	BBB-	11,395
110	Ally Financial Inc	8.000%	11/01/31	BBB-	157,501
10	Ally Financial Inc	8.000%	11/01/31	BBB-	14,001
100	American Campus Communities Operating Partnership LP	2.250%	1/15/29	BBB	99,319
40	American Express Co	3.400%	2/22/24	A-	42,201
230	American International Group Inc	3.400%	6/30/30	BBB+	249,095
52	Ameriprise Financial Inc	4.000%	10/15/23	A-	55,380
110	Anthem Inc	3.650%	12/01/27	BBB	120,745
100	Anthem Inc	2.250%	5/15/30	BBB	99,706
100	Anthem Inc	4.650%	1/15/43	BBB	123,568
30	Assurant Inc	2.650%	1/15/32	BBB	29,494
90	Australia & New Zealand Banking Group Ltd/New York NY	3.700%	11/16/25	AA-	98,567
40	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	A-	40,067
250	Bank of America Corp	0.523%	6/14/24	A	248,787
200	Bank of America Corp	1.734%	7/22/27	A	198,713
250	Bank of America Corp	2.087%	6/14/29	A	247,206
150	Bank of America Corp	4.271%	7/23/29	A	168,692
600	Bank of America Corp	3.974%	2/07/30	A	666,780
200	Bank of America Corp	2.592%	4/29/31	A	202,307
250	Bank of America Corp	2.651%	3/11/32	A	252,274
100	Bank of America Corp	2.299%	7/21/32	A	97,831
100	Bank of America Corp	3.311%	4/22/42	A	105,883
200	Bank of America Corp	2.972%	7/21/52	A	201,594
100	Bank of Montreal	0.400%	9/15/23	A	99,457
148	Bank of Montreal	3.803%	12/15/32	BBB+	159,818
76	Bank of New York Mellon Corp	3.450%	8/11/23	A+	79,877
100	Bank of New York Mellon Corp	0.850%	10/25/24	A+	99,770
100	Bank of New York Mellon Corp	2.800%	5/04/26	A+	105,778
185	Bank of New York Mellon Corp	3.300%	8/23/29	A	201,654
100	Bank of Nova Scotia	0.650%	7/31/24	A	99,076
100	Bank of Nova Scotia	1.350%	6/24/26	A	99,254
300	Barclays PLC	4.836%	5/09/28	BBB	334,249
42	BlackRock Inc	3.500%	3/18/24	AA-	44,686
40	BlackRock Inc	3.250%	4/30/29	AA-	43,797
140	Boston Properties LP	2.900%	3/15/30	BBB+	143,614
100	BPCE SA	4.000%	4/15/24	A+	107,299

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$50	Brixmor Operating Partnership LP	4.125%	6/15/26	BBB-	$54,858
100	Brookfield Finance I UK Plc	2.340%	1/30/32	A-	97,461
40	Camden Property Trust	2.800%	5/15/30	A-	41,964
103	Canadian Imperial Bank of Commerce	3.500%	9/13/23	AA	108,625
100	Canadian Imperial Bank of Commerce	1.000%	10/18/24	A	99,576
100	Charles Schwab Corp	3.200%	3/02/27	A	107,760
100	Charles Schwab Corp	2.000%	3/20/28	A	100,888
99	Chubb Corp	6.000%	5/11/37	A	141,697
100	CI Financial Corp	4.100%	6/15/51	BBB	109,783
100	Citigroup Inc	0.981%	5/01/25	A-	99,560
948	Citigroup Inc	3.980%	3/20/30	A-	1,057,083
100	Citigroup Inc	2.561%	5/01/32	A-	100,418
100	Citigroup Inc	2.520%	11/03/32	A3	99,699
100	Citizens Financial Group Inc	2.638%	9/30/32	BBB	99,921
60	CME Group Inc	5.300%	9/15/43	AA-	84,239
200	Cooperatieve Rabobank UA	3.750%	7/21/26	BBB+	217,450
100	Corporate Office Properties LP	2.000%	1/15/29	BBB-	96,996
250	Credit Suisse AG/New York NY	2.950%	4/09/25	A+	263,232
30	CyrusOne LP / CyrusOne Finance Corp	3.450%	11/15/29	BBB-	31,483
200	Deutsche Bank AG/New York NY	1.447%	4/01/25	BBB	200,033
50	Duke Realty LP	2.875%	11/15/29	BBB+	52,390
50	Equitable Holdings Inc	4.350%	4/20/28	BBB+	56,595
30	Equitable Holdings Inc	5.000%	4/20/48	BBB+	38,410
86	ERP Operating LP	2.500%	2/15/30	A-	88,184
100	ERP Operating LP	1.850%	8/01/31	A-	96,579
50	Federal Realty Investment Trust	3.500%	6/01/30	A-	53,964
100	First American Financial Corp	2.400%	8/15/31	BBB	97,066
100	Franklin Resources Inc	1.600%	10/30/30	A	94,399
50	GATX Corp	4.700%	4/01/29	BBB	57,675
100	GATX Corp	3.100%	6/01/51	BBB	97,508
100	Goldman Sachs Group Inc	0.925%	10/21/24	A	99,893
200	Goldman Sachs Group Inc	1.948%	10/21/27	A	200,194
300	Goldman Sachs Group Inc	3.800%	3/15/30	A	332,183
200	Goldman Sachs Group Inc	2.650%	10/21/32	A	201,468
100	Hartford Financial Services Group Inc	2.900%	9/15/51	BBB+	99,232
50	Healthpeak Properties Inc	3.500%	7/15/29	BBB+	54,577
50	Host Hotels & Resorts LP	4.500%	2/01/26	BBB-	54,239
200	HSBC Holdings PLC	0.732%	8/17/24	A-	199,136
125	HSBC Holdings PLC	0.976%	5/24/25	A-	123,966

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$200	HSBC Holdings PLC	2.013%	9/22/28	A-	$197,028
400	HSBC Holdings PLC	2.804%	5/24/32	A-	402,663
50	Humana Inc	4.875%	4/01/30	BBB	59,133
100	Humana Inc	2.150%	2/03/32	BBB	96,747
100	Huntington Bancshares Inc/OH	2.625%	8/06/24	BBB+	104,004
100	ING Groep NV	3.950%	3/29/27	A-	110,002
50	ING Groep NV	4.050%	4/09/29	A-	56,394
114	Intercontinental Exchange Inc	3.750%	9/21/28	A-	126,411
50	Intercontinental Exchange Inc	4.250%	9/21/48	A-	60,390
50	Invesco Finance PLC	3.750%	1/15/26	A-	54,340
100	JPMorgan Chase & Co	0.824%	6/01/25	A	99,222
100	JPMorgan Chase & Co	1.470%	9/22/27	A	98,184
150	JPMorgan Chase & Co	3.702%	5/06/30	A	163,913
200	JPMorgan Chase & Co	2.739%	10/15/30	A	204,974
848	JPMorgan Chase & Co	4.493%	3/24/31	A	983,242
100	JPMorgan Chase & Co	3.157%	4/22/42	A	104,303
250	JPMorgan Chase & Co	3.328%	4/22/52	A	269,850
10	KeyBank NA/Cleveland OH	3.300%	2/01/22	A-	10,077
9	KeyBank NA/Cleveland OH	3.300%	6/01/25	A-	9,659
20	KeyBank NA/Cleveland OH	6.950%	2/01/28	BBB+	25,392
99	KeyCorp	2.250%	4/06/27	BBB+	101,316
50	Kilroy Realty LP	4.750%	12/15/28	BBB	57,628
100	Kimco Realty Corp	2.700%	10/01/30	BBB+	102,707
100	Kimco Realty Corp	2.250%	12/01/31	BBB+	97,437
20	Legg Mason Inc	4.750%	3/15/26	A	22,666
100	Lincoln National Corp	3.050%	1/15/30	BBB+	105,595
40	Lloyds Banking Group PLC	4.500%	11/04/24	BBB+	43,518
300	Lloyds Banking Group PLC	2.438%	2/05/26	A	308,691
20	Lloyds Banking Group PLC	4.550%	8/16/28	A	22,825
30	Manulife Financial Corp	5.375%	3/04/46	A	42,733
150	Marsh & McLennan Cos Inc	2.250%	11/15/30	A-	149,917
100	MetLife Inc	3.000%	3/01/25	A-	105,740
100	MetLife Inc	4.050%	3/01/45	A-	120,617
200	Mitsubishi UFJ Financial Group Inc	2.757%	9/13/26	A-	208,637
200	Mitsubishi UFJ Financial Group Inc	1.538%	7/20/27	A-	197,508
64	Mitsubishi UFJ Financial Group Inc	3.961%	3/02/28	A-	71,313
9	Mizuho Financial Group Inc	2.839%	7/16/25	A+	9,398
200	Mizuho Financial Group Inc	2.226%	5/25/26	A+	204,035
10	Mizuho Financial Group Inc	3.663%	2/28/27	A+	10,896

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$100	Mizuho Financial Group Inc	2.869%	9/13/30	A+	$103,270
100	Morgan Stanley	0.790%	5/30/25	A	98,925
847	Morgan Stanley	3.772%	1/24/29	A	930,296
200	Morgan Stanley	4.431%	1/23/30	A	228,981
110	Morgan Stanley	3.622%	4/01/31	A	120,158
100	Morgan Stanley	2.239%	7/21/32	A	97,630
100	Morgan Stanley	2.484%	9/16/36	BBB+	97,159
100	National Australia Bank Ltd/New York	3.625%	6/20/23	AA-	104,933
50	National Australia Bank Ltd/New York	3.375%	1/14/26	AA-	54,099
100	NatWest Group PLC	4.269%	3/22/25	BBB+	107,089
100	NatWest Group PLC	5.076%	1/27/30	BBB+	117,044
200	Nomura Holdings Inc	2.172%	7/14/28	BBB+	196,066
42	Northern Trust Corp	3.950%	10/30/25	A	46,417
20	Northern Trust Corp	3.150%	5/03/29	A+	21,771
30	ORIX Corp	3.700%	7/18/27	A-	32,860
10	PNC Bank NA	3.300%	10/30/24	A	10,696
10	PNC Bank NA	3.100%	10/25/27	A	10,790
90	PNC Bank NA	4.050%	7/26/28	A-	101,740
10	PNC Bank NA	2.700%	10/22/29	A-	10,431
182	PNC Financial Services Group Inc	3.900%	4/29/24	A-	194,550
54	Principal Financial Group Inc	3.700%	5/15/29	A-	59,864
54	Progressive Corp	3.200%	3/26/30	A	58,650
30	Progressive Corp	4.200%	3/15/48	A	37,535
91	Prologis LP	3.875%	9/15/28	A-	102,355
10	Prologis LP	4.375%	9/15/48	A-	12,856
100	Prudential Financial Inc	1.500%	3/10/26	A-	100,716
60	Prudential Financial Inc	3.000%	3/10/40	A-	61,693
10	Prudential Financial Inc	4.500%	9/15/47	BBB+	10,635
113	Prudential Financial Inc	3.905%	12/07/47	A-	133,163
100	Regions Financial Corp	1.800%	8/12/28	BBB+	97,811
20	Regions Financial Corp	7.375%	12/10/37	BBB	30,214
10	Reinsurance Group of America Inc	3.950%	9/15/26	BBB+	10,976
39	Reinsurance Group of America Inc	3.900%	5/15/29	BBB+	43,228
100	Royal Bank of Canada	2.250%	11/01/24	A	103,662
10	Royal Bank of Canada	4.650%	1/27/26	A-	11,218
100	Royal Bank of Canada	1.200%	4/27/26	A	98,559
100	Royal Bank of Canada	1.150%	7/14/26	A	98,272
120	Simon Property Group LP	1.750%	2/01/28	A-	117,955
100	Simon Property Group LP	2.250%	1/15/32	A-	97,090

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$149	State Street Corp	3.100%	5/15/23	A	$154,827
90	State Street Corp	2.400%	1/24/30	A+	92,459
158	Sumitomo Mitsui Financial Group Inc	3.936%	10/16/23	A+	167,905
50	Sumitomo Mitsui Financial Group Inc	2.632%	7/14/26	A+	51,913
330	Sumitomo Mitsui Financial Group Inc	3.364%	7/12/27	A+	357,691
100	SVB Financial Group	1.800%	10/28/26	A-	99,815
100	SVB Financial Group	2.100%	5/15/28	A-	99,935
20	SVB Financial Group	3.125%	6/05/30	A-	21,258
200	Toronto-Dominion Bank	1.200%	6/03/26	A+	197,527
30	Toronto-Dominion Bank	3.625%	9/15/31	A	32,528
100	Travelers Cos Inc	4.600%	8/01/43	A	129,228
51	Truist Bank	3.625%	9/16/25	A	55,151
200	Truist Financial Corp	3.700%	6/05/25	A-	216,721
50	Truist Financial Corp	1.887%	6/07/29	A-	49,470
250	US Bank NA/Cincinnati OH	2.800%	1/27/25	AA-	263,423
21	Ventas Realty LP	3.850%	4/01/27	BBB+	23,037
10	Ventas Realty LP	3.000%	1/15/30	BBB+	10,371
84	Ventas Realty LP, (3)	4.750%	11/15/30	BBB+	98,256
9	Voya Financial Inc	4.800%	6/15/46	BBB	11,506
60	Voya Financial Inc	4.700%	1/23/48	BBB-	62,693
128	Welltower Inc	4.125%	3/15/29	BBB+	143,389
100	Westpac Banking Corp	2.150%	6/03/31	AA-	99,750
166	Westpac Banking Corp	4.322%	11/23/31	BBB+	180,774
50	Willis North America Inc	2.950%	9/15/29	BBB	51,632
10	Zions Bancorp NA	3.250%	10/29/29	BBB	10,373
21,876	Total Financials				23,254,771
	Industrial – 16.1%
20	3M Co	3.375%	3/01/29	A+	21,975
198	3M Co	2.375%	8/26/29	A+	203,850
70	3M Co	3.050%	4/15/30	A+	75,404
50	ABB Finance USA Inc	3.800%	4/03/28	A-	56,117
104	Adobe Inc	1.900%	2/01/25	A+	106,464
18	Adobe Inc	2.150%	2/01/27	A+	18,628
60	Agilent Technologies Inc	2.100%	6/04/30	BBB+	59,212
99	Air Products and Chemicals Inc	1.850%	5/15/27	A	100,741
10	Amcor Finance USA Inc	4.500%	5/15/28	BBB	11,418
40	Amcor Flexibles North America Inc	2.630%	6/19/30	BBB	40,558
180	American Tower Corp	5.000%	2/15/24	BBB-	196,025
100	American Tower Corp	1.600%	4/15/26	BBB-	99,454

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$100	American Tower Corp	1.450%	9/15/26	BBB-	$98,513
100	American Tower Corp	1.500%	1/31/28	BBB-	96,011
70	American Tower Corp	2.900%	1/15/30	BBB-	72,377
138	Amgen Inc	2.300%	2/25/31	BBB+	137,273
100	Amgen Inc	2.000%	1/15/32	BBB+	96,023
20	Amgen Inc	5.750%	3/15/40	BBB+	27,079
355	Amgen Inc	4.400%	5/01/45	BBB+	427,967
50	Amphenol Corp	4.350%	6/01/29	BBB+	57,557
100	Analog Devices Inc	1.700%	10/01/28	A-	99,397
10	Applied Materials Inc	3.900%	10/01/25	A	10,918
42	Applied Materials Inc	5.100%	10/01/35	A	54,174
50	Applied Materials Inc	4.350%	4/01/47	A	64,054
50	Aptiv PLC	4.350%	3/15/29	BBB	56,546
90	Archer-Daniels-Midland Co	3.250%	3/27/30	A	98,511
100	Archer-Daniels-Midland Co	2.700%	9/15/51	A	101,312
100	Astrazeneca Finance LLC	1.200%	5/28/26	A-	99,091
49	AstraZeneca PLC	1.375%	8/06/30	A-	46,339
165	AstraZeneca PLC	6.450%	9/15/37	A-	245,683
10	AstraZeneca PLC	4.375%	11/16/45	A-	12,923
100	Autodesk Inc	2.400%	12/15/31	BBB	98,363
100	Automatic Data Processing Inc	1.700%	5/15/28	AA-	99,471
100	AutoNation Inc	1.950%	8/01/28	BBB-	97,532
100	Avery Dennison Corp	2.250%	2/15/32	BBB	97,753
20	Avnet Inc	4.625%	4/15/26	BBB-	22,088
145	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc	3.138%	11/07/29	A-	153,880
180	Baxalta Inc	4.000%	6/23/25	BBB+	195,465
50	Baxter International Inc	1.730%	4/01/31	A-	47,712
100	Bell Telephone Co of Canada or Bell Canada	3.650%	3/17/51	BBB+	111,233
20	Biogen Inc	2.250%	5/01/30	A-	19,735
100	Block Financial LLC	2.500%	7/15/28	BBB	99,598
50	Boardwalk Pipelines LP	5.950%	6/01/26	BBB-	58,015
10	Boardwalk Pipelines LP	4.450%	7/15/27	BBB-	11,112
70	Booking Holdings Inc	2.750%	3/15/23	A-	71,946
50	Booking Holdings Inc	3.600%	6/01/26	A-	54,398
50	BorgWarner Inc	2.650%	7/01/27	BBB+	52,030
250	Bristol-Myers Squibb Co	2.600%	5/16/22	A+	253,151
38	Bristol-Myers Squibb Co	2.000%	8/01/22	A+	38,472
90	Bristol-Myers Squibb Co	1.450%	11/13/30	A+	85,995
260	Bristol-Myers Squibb Co	4.125%	6/15/39	A+	310,595

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$149	Bristol-Myers Squibb Co	5.000%	8/15/45	A+	$202,894
100	British Telecommunications PLC	9.625%	12/15/30	BBB	150,051
100	Broadridge Financial Solutions Inc	2.600%	5/01/31	BBB+	100,639
28	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB	28,570
30	Bunge Ltd Finance Corp	3.250%	8/15/26	BBB	32,015
10	Bunge Ltd Finance Corp	3.750%	9/25/27	BBB	10,931
50	Bunge Ltd Finance Corp	2.750%	5/14/31	BBB	50,368
10	Campbell Soup Co	3.300%	3/19/25	BBB	10,602
110	Campbell Soup Co, (3)	2.375%	4/24/30	BBB	109,987
50	Canadian National Railway Co	6.375%	11/15/37	A	71,785
10	Canadian National Railway Co	4.450%	1/20/49	A	12,972
120	Cardinal Health Inc	4.500%	11/15/44	BBB	137,590
40	Carlisle Cos Inc	3.500%	12/01/24	BBB	42,468
100	Carlisle Cos Inc	2.200%	3/01/32	BBB	96,526
160	Carrier Global Corp	3.377%	4/05/40	BBB-	167,415
80	Caterpillar Financial Services Corp	2.550%	11/29/22	A	81,830
100	Caterpillar Financial Services Corp	0.450%	5/17/24	A	99,198
100	Caterpillar Financial Services Corp	0.600%	9/13/24	A	99,387
50	Caterpillar Financial Services Corp	3.250%	12/01/24	A	53,535
10	Caterpillar Financial Services Corp	0.800%	11/13/25	A	9,854
186	Caterpillar Inc	3.803%	8/15/42	A	219,963
100	Celanese US Holdings LLC	1.400%	8/05/26	BBB	98,326
40	Celulosa Arauco y Constitucion SA	3.875%	11/02/27	BBB-	42,644
10	Celulosa Arauco y Constitucion SA	5.500%	11/02/47	BBB-	11,500
50	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	BBB-	55,971
50	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	BBB-	57,145
40	Church & Dwight Co Inc	3.150%	8/01/27	A-	42,529
70	Cigna Corp	4.500%	2/25/26	BBB+	77,967
432	Cigna Corp	3.050%	10/15/27	BBB+	460,398
50	Cigna Corp	4.800%	8/15/38	BBB+	61,449
100	Cintas Corp No 2	3.700%	4/01/27	A-	110,217
188	Cisco Systems Inc/Delaware	2.500%	9/20/26	AA-	198,962
30	Citrix Systems Inc	3.300%	3/01/30	BBB	30,436
120	CNH Industrial NV	3.850%	11/15/27	BBB-	131,930
175	Coca-Cola Co	1.450%	6/01/27	A+	174,209
50	Coca-Cola Co, (3)	1.000%	3/15/28	A+	47,849
160	Coca-Cola Co	1.650%	6/01/30	A+	155,375
100	Coca-Cola Co	3.000%	3/05/51	A+	106,413
40	Coca-Cola Co	2.750%	6/01/60	A+	39,919

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$90	Coca-Cola Femsa SAB de CV	1.850%	9/01/32	A2	$84,883
10	Conagra Brands Inc	4.600%	11/01/25	BBB-	11,140
130	Conagra Brands Inc	8.250%	9/15/30	BBB-	188,338
100	Corning Inc	5.350%	11/15/48	BBB+	138,795
10	Corning Inc	3.900%	11/15/49	BBB+	11,435
10	Corning Inc	4.375%	11/15/57	BBB+	12,230
150	Costco Wholesale Corp	1.375%	6/20/27	AA-	148,922
30	Crown Castle International Corp	4.300%	2/15/29	BBB-	33,852
204	Crown Castle International Corp	3.300%	7/01/30	BBB-	215,621
100	Crown Castle International Corp	2.500%	7/15/31	BBB-	99,140
155	CSX Corp	4.250%	3/15/29	BBB+	177,511
10	CSX Corp	6.000%	10/01/36	BBB+	13,626
100	CSX Corp	4.100%	3/15/44	BBB+	116,919
10	CSX Corp	4.750%	11/15/48	BBB+	13,176
42	CSX Corp	4.250%	11/01/66	BBB+	52,418
9	Cummins Inc	1.500%	9/01/30	A+	8,578
120	Cummins Inc	2.600%	9/01/50	A+	114,710
400	CVS Health Corp	3.625%	4/01/27	BBB	436,504
80	CVS Health Corp	1.875%	2/28/31	BBB	76,534
300	CVS Health Corp	2.125%	9/15/31	BBB	292,749
150	CVS Health Corp	2.700%	8/21/40	BBB	143,818
150	CVS Health Corp	4.250%	4/01/50	BBB	181,644
50	Darden Restaurants Inc	4.550%	2/15/48	BBB	58,906
124	Deere & Co	3.900%	6/09/42	A	149,377
140	Dell International LLC / EMC Corp	5.450%	6/15/23	BBB	149,085
100	Dell International LLC / EMC Corp	5.850%	7/15/25	BBB	114,934
151	Dell International LLC / EMC Corp	8.100%	7/15/36	BBB	228,768
200	Discovery Communications LLC	3.625%	5/15/30	BBB-	215,171
51	Discovery Communications LLC	6.350%	6/01/40	BBB-	70,526
46	Discovery Communications LLC	4.000%	9/15/55	BBB-	48,842
30	Dover Corp	5.375%	10/15/35	BBB+	38,011
141	Dow Chemical Co	4.250%	10/01/34	BBB	162,589
100	DR Horton Inc	1.300%	10/15/26	BBB	98,080
126	DuPont de Nemours Inc	4.725%	11/15/28	BBB+	147,329
120	DuPont de Nemours Inc	5.319%	11/15/38	BBB+	154,830
100	DXC Technology Co	1.800%	9/15/26	BBB	98,502
120	Eastern Gas Transmission & Storage Inc, 144A	4.800%	11/01/43	A	148,856
48	Eaton Corp	3.103%	9/15/27	BBB+	51,385
42	Eaton Corp	4.000%	11/02/32	BBB+	48,451

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$124	eBay Inc	2.700%	3/11/30	BBB+	$127,516
126	Ecolab Inc	3.250%	12/01/27	A-	136,594
25	Eli Lilly & Co	3.375%	3/15/29	A+	27,597
50	Emerson Electric Co	1.950%	10/15/30	A	49,438
160	Enbridge Inc	3.125%	11/15/29	BBB+	169,322
90	Enbridge Inc	4.500%	6/10/44	BBB+	105,087
60	Equifax Inc	2.600%	12/15/25	BBB	62,541
140	Equinix Inc	2.625%	11/18/24	BBB	145,422
20	Equinix Inc	2.150%	7/15/30	BBB	19,482
100	Equinix Inc	2.500%	5/15/31	BBB	100,009
110	Estee Lauder Cos Inc	2.600%	4/15/30	A+	114,879
100	FedEx Corp	3.250%	5/15/41	BBB	102,010
100	FedEx Corp	5.100%	1/15/44	BBB	128,038
150	FedEx Corp	5.250%	5/15/50	BBB	202,960
150	Fidelity National Information Services Inc	1.650%	3/01/28	BBB	145,872
254	Fiserv Inc	3.500%	7/01/29	BBB	274,157
50	Flex Ltd	4.875%	6/15/29	BBB-	56,847
100	Flowserve Corp	2.800%	1/15/32	BBB-	97,812
10	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	A	11,851
79	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	A	84,310
30	Fortive Corp	3.150%	6/15/26	BBB+	31,995
174	General Mills Inc, (3)	2.875%	4/15/30	BBB	182,176
160	Gilead Sciences Inc	4.600%	9/01/35	A-	193,179
296	Gilead Sciences Inc	4.000%	9/01/36	A-	338,342
30	Gilead Sciences Inc	5.650%	12/01/41	A-	41,290
50	GlaxoSmithKline Capital Inc	3.625%	5/15/25	A	54,338
30	GlaxoSmithKline Capital PLC	3.000%	6/01/24	A	31,579
230	GlaxoSmithKline Capital PLC	3.375%	6/01/29	A	251,910
150	Halliburton Co	4.850%	11/15/35	BBB+	177,907
30	Harley-Davidson Inc	4.625%	7/28/45	BBB-	33,583
10	Hasbro Inc	3.500%	9/15/27	BBB-	10,764
100	Hasbro Inc	3.900%	11/19/29	BBB-	109,829
206	HCA Inc	4.125%	6/15/29	BBB-	228,162
100	HCA Inc	5.125%	6/15/39	BBB-	123,885
100	HCA Inc	3.500%	7/15/51	BBB-	101,314
50	Hewlett Packard Enterprise Co	2.250%	4/01/23	BBB	51,031
50	Hewlett Packard Enterprise Co	6.200%	10/15/35	BBB	65,610
30	Home Depot Inc	2.625%	6/01/22	A	30,320
9	Home Depot Inc	2.800%	9/14/27	A	9,570

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$100	Home Depot Inc	1.500%	9/15/28	A	$98,159
10	Home Depot Inc	2.950%	6/15/29	A	10,739
299	Home Depot Inc	5.400%	9/15/40	A	410,427
100	Home Depot Inc	5.950%	4/01/41	A	144,687
10	Home Depot Inc	4.400%	3/15/45	A	12,719
90	Home Depot Inc	3.125%	12/15/49	A	96,255
100	Hormel Foods Corp	1.700%	6/03/28	A+	99,142
100	HP Inc, 144A	1.450%	6/17/26	BBB	98,508
80	HP Inc	3.400%	6/17/30	BBB	84,501
100	IDEX Corp	2.625%	6/15/31	BBB	101,444
60	Illinois Tool Works Inc	4.875%	9/15/41	A+	78,937
392	Intel Corp	2.450%	11/15/29	A+	404,334
10	Intel Corp	4.000%	12/15/32	A+	11,637
100	Intel Corp	4.600%	3/25/40	A+	124,483
100	Intel Corp	2.800%	8/12/41	A+	99,749
40	Intel Corp	4.250%	12/15/42	A+	48,663
60	Intel Corp	4.100%	5/11/47	A+	71,636
20	International Business Machines Corp	7.000%	10/30/25	A-	24,425
350	International Business Machines Corp	3.300%	5/15/26	A-	377,578
20	International Business Machines Corp	1.700%	5/15/27	A-	20,016
78	International Business Machines Corp	1.950%	5/15/30	A-	76,357
72	International Business Machines Corp	5.600%	11/30/39	A-	99,002
90	International Business Machines Corp	4.700%	2/19/46	A-	115,181
58	International Flavors & Fragrances Inc	3.200%	5/01/23	BBB	59,751
10	International Flavors & Fragrances Inc	4.375%	6/01/47	BBB	12,031
10	International Flavors & Fragrances Inc	5.000%	9/26/48	BBB	13,152
100	International Paper Co	4.800%	6/15/44	BBB	127,215
30	International Paper Co	4.350%	8/15/48	BBB	37,557
48	Intuit Inc	1.350%	7/15/27	A-	47,050
10	Intuit Inc	1.650%	7/15/30	A-	9,711
100	J M Smucker Co	2.375%	3/15/30	BBB	101,038
100	J M Smucker Co	2.750%	9/15/41	BBB	96,894
100	Jabil Inc	1.700%	4/15/26	BBB-	99,147
100	John Deere Capital Corp	0.450%	1/17/24	A	99,465
100	John Deere Capital Corp	0.450%	6/07/24	A	99,078
100	John Deere Capital Corp, (3)	0.625%	9/10/24	A	99,449
100	John Deere Capital Corp	1.300%	10/13/26	A	99,201
50	Johnson Controls International plc	5.125%	9/14/45	BBB+	65,723
10	Johnson Controls International plc / Tyco Fire & Security Finance SCA	1.750%	9/15/30	BBB+	9,600

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$100	Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.000%	9/16/31	BBB+	$96,774
70	Kansas City Southern	4.300%	5/15/43	BBB	82,322
115	Kellogg Co	2.650%	12/01/23	BBB	119,413
179	Keurig Dr Pepper Inc	3.130%	12/15/23	BBB	187,419
76	Keurig Dr Pepper Inc	2.550%	9/15/26	BBB	79,304
50	Keysight Technologies Inc	3.000%	10/30/29	BBB	52,571
10	Kimberly-Clark Corp	3.950%	11/01/28	A	11,389
100	Kimberly-Clark Corp	2.000%	11/02/31	A	99,753
48	Kimberly-Clark Corp	6.625%	8/01/37	A	73,545
69	Kimberly-Clark Corp	5.300%	3/01/41	A	94,606
100	Kinder Morgan Inc, (WI/DD)	1.750%	11/15/26	BBB	99,851
450	Kinder Morgan Inc	5.300%	12/01/34	BBB	547,724
30	Koninklijke KPN NV	8.375%	10/01/30	BBB	42,350
10	Kroger Co	2.200%	5/01/30	BBB+	9,986
160	Kroger Co	6.900%	4/15/38	BBB+	235,359
9	Kroger Co	5.400%	7/15/40	BBB+	11,787
100	Laboratory Corp of America Holdings	1.550%	6/01/26	BBB	99,333
100	Laboratory Corp of America Holdings	2.700%	6/01/31	BBB	101,801
10	Lam Research Corp	1.900%	6/15/30	A	9,898
90	Lam Research Corp	3.125%	6/15/60	A	93,726
30	Leggett & Platt Inc	4.400%	3/15/29	BBB	34,113
10	Linde Inc/CT	1.100%	8/10/30	A	9,292
10	Lowe's Cos Inc	4.500%	4/15/30	BBB+	11,659
100	Lowe's Cos Inc	2.625%	4/01/31	BBB+	102,245
300	Lowe's Cos Inc	5.000%	4/15/40	BBB+	381,503
150	LYB International Finance III LLC	3.375%	5/01/30	BBB	162,179
60	Magna International Inc	2.450%	6/15/30	A-	60,990
150	Marathon Petroleum Corp	4.750%	9/15/44	BBB	175,062
40	Martin Marietta Materials Inc	2.500%	3/15/30	BBB	40,624
100	Martin Marietta Materials Inc	3.200%	7/15/51	BBB	102,553
100	Marvell Technology Inc	2.450%	4/15/28	Baa3	100,389
50	Masco Corp	2.000%	2/15/31	BBB	48,189
20	Mastercard Inc	2.950%	6/01/29	A+	21,487
144	Mastercard Inc	3.350%	3/26/30	A+	160,038
40	Mastercard Inc	3.800%	11/21/46	A+	47,898
250	McDonald's Corp	3.300%	7/01/25	BBB+	266,988
250	McDonald's Corp	4.200%	4/01/50	BBB+	306,302
100	MDC Holdings Inc	3.966%	8/06/61	BBB-	95,522
200	Merck & Co Inc	1.450%	6/24/30	A+	192,206

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$20	Micron Technology Inc	4.975%	2/06/26	BBB-	$22,481
80	Micron Technology Inc	4.185%	2/15/27	BBB-	88,189
50	Microsoft Corp	3.300%	2/06/27	AAA	54,607
211	Microsoft Corp	3.450%	8/08/36	AAA	242,506
776	Microsoft Corp	2.921%	3/17/52	AAA	821,558
38	Moody's Corp	2.625%	1/15/23	BBB+	38,840
100	Moody's Corp	2.000%	8/19/31	BBB+	97,722
10	Moody's Corp	5.250%	7/15/44	BBB+	13,572
150	Mosaic Co	4.875%	11/15/41	BBB-	178,856
100	Motorola Solutions Inc	4.600%	2/23/28	BBB-	114,513
100	Motorola Solutions Inc	2.750%	5/24/31	BBB-	100,956
120	MPLX LP	2.650%	8/15/30	BBB	119,430
100	National Fuel Gas Co	5.500%	1/15/26	BBB-	114,148
50	NetApp Inc	2.375%	6/22/27	BBB+	51,345
164	NIKE Inc	2.850%	3/27/30	AA-	175,680
100	Norfolk Southern Corp	2.300%	5/15/31	BBB+	100,823
142	Norfolk Southern Corp	4.837%	10/01/41	BBB+	182,446
100	Norfolk Southern Corp	2.900%	8/25/51	BBB+	99,938
50	NOV Inc	3.950%	12/01/42	BBB+	49,772
150	Novartis Capital Corp	2.200%	8/14/30	AA-	153,141
100	Novartis Capital Corp	4.400%	5/06/44	AA-	127,806
210	Nutrien Ltd	4.200%	4/01/29	BBB	238,255
100	NVIDIA Corp	2.000%	6/15/31	A	97,973
50	NVIDIA Corp	3.500%	4/01/40	A	55,929
30	NVR Inc	3.000%	5/15/30	BBB+	31,222
100	NXP BV / NXP Funding LLC / NXP USA Inc, 144A	3.150%	5/01/27	BBB-	105,596
100	NXP BV / NXP Funding LLC / NXP USA Inc, 144A	2.500%	5/11/31	BBB-	99,389
273	ONEOK Inc	4.550%	7/15/28	BBB	307,419
19	ONEOK Inc	4.350%	3/15/29	BBB	21,189
60	Otis Worldwide Corp	3.112%	2/15/40	BBB	61,749
10	Owens Corning	3.400%	8/15/26	BBB-	10,707
50	Owens Corning	3.875%	6/01/30	BBB-	54,838
100	PACCAR Financial Corp	0.500%	8/09/24	A+	98,956
100	Packaging Corp of America	3.050%	10/01/51	BBB	101,269
10	Parker-Hannifin Corp, (3)	3.250%	3/01/27	BBB+	10,776
104	Parker-Hannifin Corp	4.200%	11/21/34	BBB+	118,513
10	Parker-Hannifin Corp	4.450%	11/21/44	BBB+	12,141
150	PayPal Holdings Inc	2.850%	10/01/29	A-	158,415
60	PepsiCo Inc	3.500%	7/17/25	A+	64,857

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$20	PepsiCo Inc	2.375%	10/06/26	A+	$20,931
100	PepsiCo Inc	1.625%	5/01/30	A+	97,529
364	PepsiCo Inc	2.875%	10/15/49	A+	383,715
100	PerkinElmer Inc	2.250%	9/15/31	BBB	97,807
100	PPG Industries Inc	3.750%	3/15/28	A-	112,396
100	Procter & Gamble Co	1.000%	4/23/26	AA-	99,114
200	Procter & Gamble Co	3.000%	3/25/30	AA-	217,420
25	PulteGroup Inc, (3)	5.000%	1/15/27	BBB-	28,697
100	Quanta Services Inc	2.350%	1/15/32	BBB-	97,898
28	Quest Diagnostics Inc	4.250%	4/01/24	BBB	29,916
50	Quest Diagnostics Inc	3.450%	6/01/26	BBB	53,876
40	Regeneron Pharmaceuticals Inc	1.750%	9/15/30	BBB+	37,817
10	Republic Services Inc	3.375%	11/15/27	BBB	10,778
100	Republic Services Inc	3.950%	5/15/28	BBB	111,853
18	Republic Services Inc	2.300%	3/01/30	BBB	18,179
40	Republic Services Inc	1.450%	2/15/31	BBB	37,430
100	Rockwell Automation Inc, (3)	0.350%	8/15/23	A	99,769
40	Rockwell Automation Inc, (3)	4.200%	3/01/49	A	51,252
150	Rogers Communications Inc	5.450%	10/01/43	BBB+	193,919
36	Roper Technologies Inc	3.125%	11/15/22	BBB+	36,697
100	Roper Technologies Inc	3.800%	12/15/26	BBB+	109,665
114	Ryder System Inc	2.500%	9/01/24	BBB	118,378
100	Sabine Pass Liquefaction LLC	5.875%	6/30/26	BBB-	116,063
150	Sabine Pass Liquefaction LLC	4.500%	5/15/30	BBB-	170,921
60	salesforce.com Inc	3.700%	4/11/28	A+	67,082
100	salesforce.com Inc	2.700%	7/15/41	A+	100,502
100	salesforce.com Inc	2.900%	7/15/51	A+	102,899
10	Schlumberger Finance Canada Ltd	1.400%	9/17/25	A	9,991
100	Schlumberger Investment SA	2.650%	6/26/30	A	102,562
131	Sherwin-Williams Co	2.950%	8/15/29	BBB	138,726
30	Sherwin-Williams Co	4.500%	6/01/47	BBB	37,545
100	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	BBB+	103,627
100	Stanley Black & Decker Inc	4.250%	11/15/28	A-	115,292
10	Stanley Black & Decker Inc	4.000%	3/15/60	BBB	10,599
10	Starbucks Corp	3.500%	3/01/28	BBB+	10,951
222	Starbucks Corp	3.550%	8/15/29	BBB+	244,800
10	Starbucks Corp	4.300%	6/15/45	BBB+	12,016
50	Starbucks Corp	3.750%	12/01/47	BBB+	56,055
50	Takeda Pharmaceutical Co Ltd, (3)	3.375%	7/09/60	BBB+	53,067

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$21	Target Corp	3.375%	4/15/29	A	$23,171
190	Target Corp	2.350%	2/15/30	A	195,941
9	Target Corp	3.900%	11/15/47	A	11,246
50	TC PipeLines LP	3.900%	5/25/27	BBB+	55,053
60	Teledyne Technologies Inc	2.250%	4/01/28	BBB-	60,336
20	Telefonica Emisiones SA	4.103%	3/08/27	BBB-	22,156
21	Telefonica Emisiones SA	7.045%	6/20/36	BBB-	30,034
150	Telefonica Emisiones SA	5.520%	3/01/49	BBB-	197,906
50	Telefonica Europe BV	8.250%	9/15/30	BBB-	70,821
60	TELUS Corp	3.700%	9/15/27	BBB+	65,953
120	Texas Instruments Inc	1.750%	5/04/30	AA-	118,343
100	Texas Instruments Inc	1.900%	9/15/31	AA-	98,573
150	Thermo Fisher Scientific Inc	4.133%	3/25/25	BBB+	163,683
100	Thermo Fisher Scientific Inc	2.800%	10/15/41	BBB+	100,410
40	Thomson Reuters Corp	3.350%	5/15/26	BBB	42,785
132	Toyota Motor Corp	2.760%	7/02/29	A+	139,411
100	Toyota Motor Credit Corp	0.400%	4/06/23	A+	99,865
100	Toyota Motor Credit Corp	0.450%	1/11/24	A+	99,248
100	Toyota Motor Credit Corp	0.625%	9/13/24	A+	99,199
60	Toyota Motor Credit Corp	2.000%	10/07/24	A+	61,856
100	Toyota Motor Credit Corp	1.125%	6/18/26	A+	98,579
10	Toyota Motor Credit Corp	3.650%	1/08/29	A+	11,210
78	Trane Technologies Global Holding Co Ltd	4.250%	6/15/23	BBB	82,309
10	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	BBB	11,074
50	Transcontinental Gas Pipe Line Co LLC	7.850%	2/01/26	BBB+	61,632
150	Transcontinental Gas Pipe Line Co LLC	3.250%	5/15/30	BBB+	159,055
50	Transcontinental Gas Pipe Line Co LLC	3.950%	5/15/50	BBB+	56,752
351	TWDC Enterprises 18 Corp	2.350%	12/01/22	A-	358,002
39	TWDC Enterprises 18 Corp	3.150%	9/17/25	A-	41,676
20	TWDC Enterprises 18 Corp	4.375%	8/16/41	A-	24,396
10	TWDC Enterprises 18 Corp	4.125%	12/01/41	A-	11,851
200	Tyson Foods Inc	4.875%	8/15/34	BBB	244,726
80	Unilever Capital Corp	3.125%	3/22/23	A+	82,725
100	Unilever Capital Corp	2.600%	5/05/24	A+	104,176
18	Unilever Capital Corp	3.100%	7/30/25	A+	19,214
21	Unilever Capital Corp	2.000%	7/28/26	A+	21,617
100	Unilever Capital Corp	1.750%	8/12/31	A+	97,544
350	Union Pacific Corp	2.400%	2/05/30	A-	360,129
90	Union Pacific Corp	3.550%	8/15/39	A-	100,580

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$100	Union Pacific Corp	3.200%	5/20/41	A-	$106,963
100	Union Pacific Corp	2.950%	3/10/52	A-	102,535
10	Valero Energy Corp	4.350%	6/01/28	BBB	11,219
160	Valero Energy Corp	4.000%	4/01/29	BBB	175,559
100	Valero Energy Partners LP	4.375%	12/15/26	BBB	111,201
70	Valmont Industries Inc	5.250%	10/01/54	BBB-	90,049
100	Verisk Analytics Inc	4.125%	3/15/29	BBB	113,043
39	Verizon Communications Inc	4.016%	12/03/29	BBB+	43,707
100	Verizon Communications Inc	1.500%	9/18/30	BBB+	93,852
605	Verizon Communications Inc, 144A	2.355%	3/15/32	BBB+	595,975
190	Verizon Communications Inc	5.250%	3/16/37	BBB+	246,856
200	Verizon Communications Inc	4.812%	3/15/39	BBB+	247,270
100	Verizon Communications Inc	2.850%	9/03/41	BBB+	97,780
670	Verizon Communications Inc	4.672%	3/15/55	BBB+	885,939
50	VF Corp	2.800%	4/23/27	A-	52,663
300	ViacomCBS Inc	4.200%	5/19/32	BBB	341,454
240	Visa Inc	2.050%	4/15/30	AA-	243,450
189	Visa Inc	4.150%	12/14/35	AA-	227,215
135	VMware Inc	2.950%	8/21/22	BBB-	137,263
100	VMware Inc	1.400%	8/15/26	BBB-	98,503
20	Vodafone Group PLC	2.500%	9/26/22	BBB	20,346
30	Vodafone Group PLC	2.950%	2/19/23	BBB	30,869
10	Vodafone Group PLC	4.125%	5/30/25	BBB	10,962
233	Vodafone Group PLC	6.150%	2/27/37	BBB	319,440
80	Vodafone Group PLC	5.250%	5/30/48	BBB	105,423
200	Walgreens Boots Alliance Inc, (3)	3.200%	4/15/30	BBB	212,694
200	Walmart Inc	1.500%	9/22/28	AA	197,831
400	Walmart Inc	1.800%	9/22/31	AA	394,183
40	Walt Disney Co, (3)	2.650%	1/13/31	A-	41,567
130	Walt Disney Co	6.400%	12/15/35	A-	187,602
60	Walt Disney Co	4.950%	10/15/45	A-	79,941
270	Walt Disney Co	2.750%	9/01/49	A-	265,177
100	Waste Connections Inc	2.200%	1/15/32	BBB+	98,163
60	Waste Management Inc	3.150%	11/15/27	BBB+	64,394
30	Waste Management Inc	1.150%	3/15/28	BBB+	28,637
100	Waste Management Inc	2.000%	6/01/29	BBB+	99,662
10	Waste Management Inc	1.500%	3/15/31	BBB+	9,397
40	Western Union Co	2.850%	1/10/25	BBB	41,636
10	Western Union Co	6.200%	11/17/36	BBB	12,626

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$190	Williams Cos Inc	2.600%	3/15/31	BBB	$190,378
120	WRKCo Inc	4.000%	3/15/28	BBB	133,149
50	WW Grainger Inc	1.850%	2/15/25	A+	51,230
10	Xylem Inc/NY	2.250%	1/30/31	BBB	9,995
10	Zoetis Inc	3.250%	2/01/23	BBB+	10,265
10	Zoetis Inc	4.500%	11/13/25	BBB+	11,147
126	Zoetis Inc	3.900%	8/20/28	BBB+	141,079
9	Zoetis Inc	2.000%	5/15/30	BBB+	8,831
40,279	Total Industrial				44,217,074
	Utility – 2.3%
10	AEP Texas Inc	2.400%	10/01/22	BBB+	10,153
30	Alabama Power Co	1.450%	9/15/30	A+	28,304
111	Alabama Power Co	6.000%	3/01/39	A+	156,386
100	American Water Capital Corp	2.800%	5/01/30	A	104,108
100	American Water Capital Corp	2.300%	6/01/31	A	100,400
100	Appalachian Power Co	4.400%	5/15/44	A-	118,676
100	Arizona Public Service Co	3.350%	5/15/50	A-	105,307
100	Atmos Energy Corp	2.850%	2/15/52	A+	98,410
300	Berkshire Hathaway Energy Co	5.150%	11/15/43	A-	393,815
100	CenterPoint Energy Inc	1.450%	6/01/26	BBB	98,896
90	CenterPoint Energy Resources Corp	4.100%	9/01/47	A-	106,150
121	Commonwealth Edison Co	6.450%	1/15/38	A	175,652
100	Commonwealth Edison Co	2.750%	9/01/51	A	98,498
100	Connecticut Light and Power Co	2.050%	7/01/31	A+	99,021
100	Consolidated Edison Co of New York Inc, (3)	2.400%	6/15/31	A-	100,449
124	Consolidated Edison Co of New York Inc	5.500%	12/01/39	A-	163,605
10	Consolidated Edison Co of New York Inc	4.300%	12/01/56	A-	12,229
10	Consolidated Edison Co of New York Inc	4.500%	5/15/58	A-	12,464
10	Consumers Energy Co	0.350%	6/01/23	A+	9,962
90	Consumers Energy Co	3.500%	8/01/51	A+	102,546
30	Dominion Energy Inc	1.450%	4/15/26	BBB	29,771
100	Dominion Energy Inc	2.250%	8/15/31	BBB	98,592
10	DTE Electric Co	2.625%	3/01/31	A+	10,346
126	DTE Energy Co	2.950%	3/01/30	BBB	130,523
100	Duke Energy Carolinas LLC	2.450%	2/01/30	AA-	102,427
100	Duke Energy Carolinas LLC	2.550%	4/15/31	AA-	102,824
60	Duke Energy Carolinas LLC	4.250%	12/15/41	AA-	71,458
100	Duke Energy Corp	2.550%	6/15/31	BBB	100,477
100	Duke Energy Corp	4.800%	12/15/45	BBB	125,476

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$100	Emera US Finance LP, 144A	2.639%	6/15/31	BBB-	$99,466
30	Emera US Finance LP	4.750%	6/15/46	BBB-	35,949
10	Enel Generacion Chile SA	4.250%	4/15/24	A-	10,699
157	Entergy Louisiana LLC	4.000%	3/15/33	A	180,118
100	Essential Utilities Inc	2.400%	5/01/31	A-	99,426
10	Exelon Corp	4.950%	6/15/35	BBB	12,106
191	Florida Power & Light Co	5.950%	2/01/38	AA-	272,464
48	Interstate Power and Light Co	3.600%	4/01/29	A-	52,818
100	NextEra Energy Capital Holdings Inc	1.900%	6/15/28	BBB+	98,847
100	NiSource Inc	3.600%	5/01/30	BBB	108,908
117	Northern States Power Co/MN	6.200%	7/01/37	A+	170,012
100	Piedmont Natural Gas Co Inc	2.500%	3/15/31	A-	100,455
36	Potomac Electric Power Co	6.500%	11/15/37	A	52,426
50	PPL Capital Funding Inc	3.100%	5/15/26	BBB+	52,778
18	Public Service Co of Colorado	6.500%	8/01/38	A+	26,969
100	Public Service Co of New Hampshire	2.200%	6/15/31	A+	100,619
100	Public Service Co of Oklahoma	2.200%	8/15/31	A-	98,455
100	Public Service Electric and Gas Co	1.900%	8/15/31	A+	98,413
100	Public Service Electric and Gas Co	5.800%	5/01/37	A+	138,522
90	Puget Sound Energy Inc	5.638%	4/15/41	A	122,372
43	San Diego Gas & Electric Co	4.150%	5/15/48	A	52,273
104	Sempra Energy	6.000%	10/15/39	BBB	144,420
100	Southern California Edison Co	0.975%	8/01/24	A-	99,583
10	Southern California Edison Co	5.625%	2/01/36	A-	12,570
178	Southern California Edison Co	4.500%	9/01/40	A-	205,178
100	Southern Co	3.750%	9/15/51	BBB-	101,430
30	Tucson Electric Power Co	3.250%	5/01/51	A-	31,365
50	Union Electric Co	2.150%	3/15/32	A	49,509
60	Union Electric Co	5.300%	8/01/37	A	77,400
222	Virginia Electric and Power Co	6.000%	5/15/37	A	306,873
100	Wisconsin Electric Power Co	1.700%	6/15/28	A	98,686
100	Wisconsin Power and Light Co	1.950%	9/16/31	A	97,662
48	Wisconsin Public Service Corp	3.671%	12/01/42	A	54,078
100	Xcel Energy Inc	2.350%	11/15/31	BBB+	99,787
5,434	Total Utility				6,229,561
$67,589	Total Corporate Debt (cost $73,550,738)				73,701,406

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 5.9%
	Government Agency – 2.3%
$10	Equinor ASA	3.250%	11/10/24	AA	$10,656
10	Equinor ASA	3.000%	4/06/27	AA	10,637
10	Equinor ASA	3.625%	9/10/28	AA	11,111
214	Equinor ASA	3.125%	4/06/30	AA	231,019
10	Equinor ASA	3.950%	5/15/43	AA	11,733
10	Equinor ASA	3.700%	4/06/50	AA	11,726
120	Export Development Canada	2.500%	1/24/23	AAA	123,081
390	Federal Home Loan Banks	2.375%	9/08/23	AAA	403,970
440	Federal Home Loan Banks	2.500%	2/13/24	AAA	459,490
240	Federal Home Loan Banks	2.875%	6/14/24	AAA	253,747
100	Federal National Mortgage Association	0.300%	8/03/23	AA+	99,606
81	Federal National Mortgage Association	2.625%	9/06/24	AA+	85,438
70	Federal National Mortgage Association	1.625%	1/07/25	AA+	71,734
200	Federal National Mortgage Association	0.625%	4/22/25	AA+	197,904
200	Federal National Mortgage Association	0.500%	6/17/25	AA+	196,776
200	Federal National Mortgage Association	1.875%	9/24/26	AA+	206,574
529	Federal National Mortgage Association	5.625%	7/15/37	AA+	795,624
100	Israel Government AID Bond	5.500%	12/04/23	AAA	110,188
10	Israel Government AID Bond	5.500%	9/18/33	AAA	13,825
200	Japan Bank for International Cooperation	1.750%	10/17/24	A+	204,739
99	Japan Bank for International Cooperation	2.500%	5/28/25	A+	103,794
200	Japan Bank for International Cooperation	0.625%	7/15/25	A+	196,174
180	Japan Bank for International Cooperation, (3)	2.875%	6/01/27	A+	193,088
10	Korea Development Bank	2.750%	3/19/23	AA	10,295
100	Korea Development Bank	2.125%	10/01/24	AA	103,794
310	Kreditanstalt fuer Wiederaufbau	2.375%	12/29/22	AAA	317,247
774	Kreditanstalt fuer Wiederaufbau	2.500%	11/20/24	AAA	812,509
9	Kreditanstalt fuer Wiederaufbau	0.375%	7/18/25	AAA	8,784
10	Landwirtschaftliche Rentenbank	3.125%	11/14/23	AAA	10,509
50	Landwirtschaftliche Rentenbank	2.000%	1/13/25	AAA	51,755
150	Landwirtschaftliche Rentenbank	0.500%	5/27/25	AAA	147,470
109	Oesterreichische Kontrollbank AG	3.125%	11/07/23	AA+	114,458
100	Oesterreichische Kontrollbank AG	0.500%	9/16/24	AA+	99,027
200	Svensk Exportkredit AB	1.750%	12/12/23	AA+	204,710
61	Tennessee Valley Authority	4.700%	7/15/33	AAA	78,162
170	Tennessee Valley Authority	5.500%	6/15/38	AAA	246,008
16	Tennessee Valley Authority	5.250%	9/15/39	AAA	22,685
5,692	Total Government Agency				6,230,047

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds – 2.5% (4)
$150	African Development Bank (No Optional Call)	3.000%	9/20/23	AAA	$156,939
100	African Development Bank (No Optional Call)	0.875%	7/22/26	AAA	98,270
229	Asian Development Bank (No Optional Call)	2.750%	3/17/23	AAA	236,446
9	Asian Development Bank (No Optional Call)	0.250%	7/14/23	AAA	8,959
60	Asian Development Bank (No Optional Call)	0.625%	10/08/24	AAA	59,566
400	Asian Development Bank (No Optional Call)	1.500%	10/18/24	AAA	408,095
20	Council Of Europe Development Bank (No Optional Call)	1.375%	2/27/25	AA+	20,273
100	Council Of Europe Development Bank (No Optional Call)	0.875%	9/22/26	AA+	98,035
100	European Bank for Reconstruction & Development (No Optional Call)	2.750%	3/07/23	AAA	103,162
170	European Investment Bank (No Optional Call)	1.375%	5/15/23	AAA	172,494
250	European Investment Bank (No Optional Call)	2.875%	8/15/23	Aaa	260,479
289	European Investment Bank (No Optional Call)	3.125%	12/14/23	Aaa	304,298
90	European Investment Bank (No Optional Call)	2.250%	6/24/24	AAA	93,577
100	European Investment Bank (No Optional Call)	0.750%	10/26/26	AAA	97,624
150	Inter-American Development Bank (No Optional Call)	2.000%	7/23/26	AAA	155,178
100	Inter-American Development Bank (No Optional Call)	1.125%	7/20/28	AAA	97,469
340	Inter-American Development Bank (No Optional Call)	3.875%	10/28/41	Aaa	435,458
99	International Bank for Reconstruction & Development (No Optional Call)	7.625%	1/19/23	AAA	107,674
100	International Bank for Reconstruction & Development (No Optional Call)	2.500%	3/19/24	AAA	104,310
535	International Bank for Reconstruction & Development (No Optional Call)	1.500%	8/28/24	AAA	545,903
100	International Bank for Reconstruction & Development (No Optional Call)	2.125%	3/03/25	Aaa	103,916
60	International Bank for Reconstruction & Development (No Optional Call)	3.125%	11/20/25	AAA	64,916
100	International Bank for Reconstruction & Development (No Optional Call)	1.625%	11/03/31	N/R	99,586
110	International Finance Corp (No Optional Call)	0.375%	7/16/25	AAA	107,470
20	International Finance Corp (No Optional Call)	2.125%	4/07/26	AAA	20,833
200	Nordic Investment Bank (No Optional Call)	2.250%	5/21/24	AAA	207,604
9	Province of Alberta Canada (No Optional Call)	2.200%	7/26/22	Aa3	9,125
250	Province of Alberta Canada (No Optional Call), (3)	1.000%	5/20/25	AA-	249,870
150	Province of Alberta Canada (No Optional Call)	3.300%	3/15/28	Aa3	164,931
40	Province of Alberta Canada (No Optional Call)	1.300%	7/22/30	AA-	38,129
59	Province of British Columbia Canada (No Optional Call)	2.000%	10/23/22	AAA	59,946
100	Province of British Columbia Canada (No Optional Call)	1.750%	9/27/24	AA+	102,646
50	Province of British Columbia Canada (No Optional Call)	2.250%	6/02/26	AAA	52,258
100	Province of British Columbia Canada (No Optional Call), (3)	0.900%	7/20/26	AAA	98,425
9	Province of Manitoba Canada (No Optional Call)	2.125%	5/04/22	AA	9,083
10	Province of Manitoba Canada (No Optional Call)	2.100%	9/06/22	AA	10,146
100	Province of Manitoba Canada (No Optional Call)	2.600%	4/16/24	AA	104,473
100	Province of Manitoba Canada (No Optional Call)	1.500%	10/25/28	AA	98,725
70	Province of New Brunswick Canada (No Optional Call)	3.625%	2/24/28	AA	78,618

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (4) (continued)
$30	Province of Ontario Canada (No Optional Call)	2.550%	4/25/22	AA-	$30,332
50	Province of Ontario Canada (No Optional Call)	2.250%	5/18/22	AA-	50,546
50	Province of Ontario Canada (No Optional Call)	2.200%	10/03/22	AA-	50,853
516	Province of Ontario Canada (No Optional Call)	1.750%	1/24/23	AA-	524,547
10	Province of Ontario Canada (No Optional Call)	3.400%	10/17/23	AA-	10,544
60	Province of Ontario Canada (No Optional Call)	3.200%	5/16/24	AA-	63,620
200	Province of Ontario Canada (No Optional Call)	2.500%	4/27/26	AA-	210,537
100	Province of Ontario Canada (No Optional Call)	1.800%	10/14/31	AA-	99,286
20	Province of Quebec Canada (No Optional Call)	2.625%	2/13/23	AA-	20,567
9	Province of Quebec Canada (No Optional Call)	2.875%	10/16/24	AA-	9,520
180	Province of Quebec Canada (No Optional Call)	1.500%	2/11/25	AA-	183,330
50	Province of Quebec Canada (No Optional Call)	0.600%	7/23/25	AA-	49,116
295	Province of Quebec Canada (No Optional Call)	2.500%	4/20/26	AA-	311,113
70	Province of Quebec Canada (No Optional Call)	2.750%	4/12/27	AA-	74,857
6,668	Total Municipal Bonds				6,933,677
	Sovereign Debt – 1.1%
10	Canada Government International Bond	2.000%	11/15/22	AAA	10,179
100	Canada Government International Bond	1.625%	1/22/25	AAA	102,406
210	Chile Government International Bond	2.450%	1/31/31	A	206,726
200	Chile Government International Bond	2.550%	1/27/32	A	197,314
200	Chile Government International Bond	3.250%	9/21/71	A	184,524
130	Hungary Government International Bond	5.750%	11/22/23	BBB	142,512
14	Hungary Government International Bond	7.625%	3/29/41	BBB	23,048
240	Israel Government International Bond	2.750%	7/03/30	A+	253,374
80	Korea International Bond	2.750%	1/19/27	AA	84,801
10	Korea International Bond	2.500%	6/19/29	Aa2	10,571
20	Korea International Bond	1.000%	9/16/30	AA	18,869
90	Panama Government International Bond	4.000%	9/22/24	BBB	95,970
10	Panama Government International Bond	3.750%	3/16/25	BBB	10,652
20	Panama Government International Bond, (3)	3.160%	1/23/30	BBB	20,636
250	Panama Government International Bond	4.500%	5/15/47	BBB	276,440
70	Panama Government International Bond	4.500%	4/16/50	BBB	77,164
30	Peruvian Government International Bond	4.125%	8/25/27	BBB+	32,947
180	Peruvian Government International Bond	2.844%	6/20/30	BBB+	182,241
65	Peruvian Government International Bond	3.000%	1/15/34	Baa2	64,285
96	Peruvian Government International Bond	5.625%	11/18/50	BBB+	130,671
100	Republic of Italy Government International Bond	1.250%	2/17/26	N/R	97,471
270	Republic of Italy Government International Bond	2.875%	10/17/29	N/R	275,193
120	Republic of Poland Government International Bond	4.000%	1/22/24	A-	127,764

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    October 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt (continued)
$112	Uruguay Government International Bond	4.375%	1/23/31	BBB	$129,352
200	Uruguay Government International Bond	4.125%	11/20/45	BBB	235,264
2,827	Total Sovereign Debt				2,990,374
$15,187	Total Government Related (cost $16,342,155)				16,154,098
	Total Long-Term Investments (cost $272,419,370)				272,017,016

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.4%
	MONEY MARKET FUNDS – 0.4%
1,103,516	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.030% (6)	$1,103,516
	Total Investments Purchased with Collateral from Securities Lending (cost $1,103,516)		1,103,516
	Total Investments (cost $273,522,886) – 99.6%		273,120,532
	Other Assets Less Liabilities – 0.4%		965,587
	Net Assets – 100%		$274,086,119
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
U.S. Treasury	$ —	$104,219,145	$ —	$104,219,145
Securitized	—	77,942,367	—	77,942,367
Corporate Debt	—	73,701,406	—	73,701,406
Government Related	—	16,154,098	—	16,154,098
Investments Purchased with Collateral from Securities Lending	1,103,516	—	—	1,103,516
Total	$1,103,516	$272,017,016	$ —	$273,120,532

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,079,178.
(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(5)	The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD	Purchased on a when-issued or delayed delivery basis.